                            [METROPOLITAN WEST LOGO]

                            METROPOLITAN WEST FUNDS

                             TOTAL RETURN BOND FUND

                             LOW DURATION BOND FUND

                               ALPHATRAK 500 FUND

                               SEMI-ANNUAL REPORT
                                  (Unaudited)

                                    --------

                               September 30, 2000

                            METROPOLITAN WEST FUNDS

Dear Shareholder:

We are pleased to enclose the September 30, 2000 Semi-Annual Report for the Metropolitan West Low Duration and Total Return Bond Funds and the Metropolitan West AlphaTrak 500 Fund.

This has been a challenging year in the capital markets with the Federal Reserve raising short-term interest rates to 6 1/2% (from 4 3/4 on June 30, 1999). Widening yield premia in mortgage backed, asset backed and corporate bonds relative to Treasury securities and less liquidity in the fixed income market in general also made for a difficult environment. Management continued to take a long-term view with respect to portfolio management, emphasizing yield curve and sector strategies, with significant weightings in corporates. The Funds enjoyed modest outperformance of their respective benchmarks for the twelve months ended September 30, 2000. By diversifying the sources of value added in the portfolios, management hopes to produce a consistent level of outperformance relative to the Funds' performance benchmarks.

Returns to the funds, net of fees, were as follows:

                                           ONE YEAR          SINCE INCEPTION
                                         PERIOD ENDED       (ANNUALIZED) ENDED
                                      SEPTEMBER 30, 2000    SEPTEMBER 30, 2000
                                      ------------------    ------------------
Metropolitan West Low Duration Bond
Fund--Class M (Inception 3/31/97)            +6.83%                +7.22%
Merrill Lynch 1-3 Year US Treasury           +5.79%                +6.06%
Index*
Metropolitan West Total Return Bond
Fund--Class M (Inception 3/31/97)            +7.93%                +8.83%
Lehman Bros. Aggregate Index*                +6.99%                +7.14%
Metropolitan West AlphaTrak 500 Fund
(Inception 6/29/98)                         +14.46%               +14.23%
S&P 500 Equity Index*                       +13.30%               +12.28%

                                                             SINCE INCEPTION
                                        QUARTER ENDED       (CUMULATIVE) ENDED
                                      SEPTEMBER 30,2000     SEPTEMBER 30, 2000
                                      -----------------     ------------------
Metropolitan West Low Duration Bond
Fund--Class I (Inception 3/31/00)            +2.37%                +3.87%
Merrill Lynch 1-3 Year US Treasury           +2.10%                +3.86%
Index*
Metropolitan West Total Return Bond
Fund--Class I (Inception 3/31/00)            +3.96%                +5.23%
Lehman Bros. Aggregate Index*                +3.02%                +4.80%

---------

* An unmanaged index.

--------------------------------------------------------------------------------

Asset growth has been strong for the Total Return Bond Fund. The Total Return Bond Fund had net assets of approximately $251 million on March 31, 2000, compared to $648 million on September 30, 2000.

The family of Metropolitan West Funds can now be found in the business section of many daily newspapers listed under the following NASDAQ Tickers:

                                                              NASDAQ
FUND                                                          TICKER
----                                                          ------
Metropolitan West Total Return Bond Fund (Class M)            MWTRX
Metropolitan West Low Duration Bond Fund (Class M)            MWLDX
Metropolitan West Total Return Bond Fund (Class I)            MWTIX
Metropolitan West Low Duration Bond Fund (Class I)            MWLIX
Metropolitan West AlphaTrak 500 Fund                          MWATX

Again, we thank you for your continued confidence and participation in Metropolitan West Funds. For more information about our funds or to obtain a prospectus, please feel free to contact us directly at (310) 966-8900.

Sincerely,

/s/ Scott Dubchansky
Scott Dubchansky,
President and Trustee

Past performance does not guarantee future results. Share prices and returns will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Unlike a mutual fund, the performance of an unmanaged index assumes no transaction costs, taxes, management fees, or other expenses. A direct investment in an index is not possible. U.S. Treasury bonds, unlike mutual funds, are insured direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity.

  The Metropolitan West Funds are distributed by Provident Distributors, Inc.
                 3200 Horizon Drive, King of Prussia, PA 19406
            To be preceded or accompanied by a prospectus. DFU 11/00

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS--106.21%
ASSET-BACKED         $ 5,000,000   Aeltus CBO II, 7.98%,
SECURITIES--25.70%(3)              08/06/09(4)                       $  3,535,155
                       3,000,000   Atherton Franchisee Loan Funding
                                   1999-A E, 8.25%, 10/15/15(4)         1,947,180
                       1,250,000   Empire Funding Home Loan Owner
                                   Trust 1999-1 M2, 9.00%, 05/25/30     1,266,797
                       5,300,000   Enron Clo Trust I A2, 8.13%,
                                   07/15/14(4)                          5,316,562
                       1,000,000   Falcon Franchise Loan LLC 1999-1
                                   D, 8.40%, 07/05/13(4)                  904,219
                       1,000,000   Falcon Franchise Loan LLC 1999-1
                                   E, 6.50%, 01/05/14(4)                  573,358
                       1,898,151   First Union Home Equity Loan
                                   Trust 1997-3 B, 7.39%, 03/25/29      1,831,716
                       1,000,000   Green Tree Financial Corp.,
                                   1996-9 A6, 7.69%, 01/15/28             984,155
                       1,000,000   Green Tree Home Equity Loan
                                   Trust 1997-B M1, 7.65%, 04/15/27     1,015,105
                       4,250,000   Green Tree Home Equity Loan
                                   Trust 1998-C B2, 8.06%, 07/15/29     3,881,036
                         321,564   Green Tree Home Improvement Loan
                                   Trust 1999-E A1, 6.32%, 08/15/08       320,810
                       2,000,000   Green Tree Home Improvement Loan
                                   Trust 1997-E HEB2, 7.77%,
                                   01/15/29                             1,553,124
                       3,000,000   Green Tree Home Improvement Loan
                                   Trust 1998-B HEB2, 8.49%,
                                   11/15/29                             2,417,346
                       5,000,000   Green Tree Home Improvement Loan
                                   Trust 1998-B HEM2, 7.33%,
                                   11/15/29                             4,703,125
                         723,389   Green Tree Recreational
                                   Equipment & Consumer Trust
                                   1998-A A1H, 6.71%, 05/15/29            712,629
                       1,446,779   Green Tree Recreational
                                   Equipment & Consumer Trust
                                   1998-A A4H, 8.26%, 05/15/29          1,443,646
                      10,000,000   Ingress I Ltd. B-A, 7.38%,
                                   03/30/40(4)                          9,601,630
                      11,250,000   Ingress I Ltd. C-A, 8.01%,
                                   03/30/40(4)                         10,799,797
                         891,094   Irwin Home Equity 1999-3 A2,
                                   7.69%, 10/25/09                        888,589
                      20,000,000   Magnus Funding, Ltd. 1A B,
                                   8.29%, 06/15/11(4)                  17,342,000
                       5,000,000   Master Financial Asset
                                   Securitization Trust 1998-2 A3,
                                   6.60%, 11/20/18                      4,926,565
                       4,697,032   Merrill Lynch Mortgage
                                   Investors, Inc. 1989-H B,
                                   10.00%, 01/15/10                     4,714,059
                       5,000,000   ML CBO 1996-PM-1 B, 7.87%,
                                   12/17/06(4)                          3,615,625
                       6,000,000   Newbury Funding CBO I Ltd.
                                   2000-1 A1 (FRN) (IO), 23.20%,
                                   02/15/06(4)                          4,884,600

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)
                     $ 2,750,000   Newbury Funding CBO I Ltd.
                                   2000-1 A3 (FRN), 9.43%,
                                   02/15/30(4)                       $  2,733,500
                       2,750,000   North Street 2000-1 (FRN),
                                   8.73%, 04/28/11(4)                   2,724,219
                      13,750,000   NorthStar CBO Ltd. 1997-2 A3,
                                   6.68%, 07/15/09(4)                   8,110,355
                      10,250,000   Pamco CLO 1998-1A B2, 7.74%,
                                   05/01/10(4)                          7,213,950
                       3,969,445   Pegasus Aviation Lease
                                   Securitization 2000-1 C1, 7.83%,
                                   03/25/30(4)                          3,352,939
                       2,000,000   Provident Bank Home Equity Loan
                                   Trust 1997-4 A3, 6.91%, 01/25/29     1,980,730
                       2,500,000   Prudential 2000-1 B2, 13.13%,
                                   10/15/35(4,7)                        2,507,423
                       2,583,000   Residential Asset Mortgage
                                   Products, Inc. 2000-RZ1 A3,
                                   8.27%, 10/25/29                      2,623,359
                         731,829   Residential Asset Mortgage
                                   Products, Inc. 2000-RS1 A1,
                                   8.00%, 03/25/30                        736,043
                       2,250,000   Residential Funding Mortgage
                                   Securities I 2000-HI1 AI7,
                                   8.29%, 02/25/25                      2,317,500
                       1,000,000   Residential Funding Mortgage
                                   Securities I 2000-HI2 AI5,
                                   8.35%, 03/25/25                      1,013,281
                       4,300,000   Residential Funding Mortgage
                                   Securities I 1999-HI6 AI7,
                                   8.10%, 09/25/29                      4,349,772
                      10,000,000   Triton CBO III, Ltd. 1A B,
                                   8.53%, 04/17/11(4)                   9,142,190
                      10,000,000   Van Kampen CLO II Ltd. (FRN),
                                   7.42%, 07/15/08(4)                   8,040,000
                      26,000,000   York Funding, Ltd. 1998-1A IV,
                                   9.81%, 06/15/05(4)                  20,462,338
                                                                     ------------
                                                                      166,486,427
                                                                     ------------
CORPORATES--39.19%(2)
Banks--3.20%          15,000,000   Bank Of America Corp., 7.80%,
                                   02/15/10                            15,334,500
                         500,000   Bankers Trust Institutional
                                   Capital Trust, 7.75%,
                                   12/01/26(4)                            439,249
                       1,500,000   Crestar Capital Trust I, 8.16%,
                                   12/15/26                             1,375,164
                         500,000   Bergen Bank (FRN), 6.94%,
                                   08/29/49                               378,911
                       2,100,000   First Chicago Bank, 7.95%,
                                   12/01/26(4)                          1,798,453

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
                     $   400,000   Okobank (FRN) (MTN), 7.16%,
                                   09/29/49                          $    391,520
                         400,000   Skandinavinska Enskilda (FRN)
                                   (MTN), 7.66%, 06/29/49                 392,100
                         600,000   UBS--NY, 7.75%, 09/01/26               591,600
                                                                     ------------
                                                                       20,701,497
                                                                     ------------
Brokerage Services     2,000,000   Bear Stearns Co., Inc.,
--5.50%                            7.25%, 10/15/06                      1,990,668
                         750,000   Bear Stearns Co., Inc., 7.00%,
                                   03/01/07                               730,579
                      11,000,000   Bear Stearns Co., Inc., 7.63%,
                                   12/07/09                            10,934,814
                       2,200,000   Donaldson, Lufkin, Jenrette,
                                   Inc., 6.88%, 11/01/05                2,164,402
                       2,000,000   Donaldson, Lufkin, Jenrette,
                                   Inc., (MTN), 6.90%, 10/01/07         1,929,100
                       2,235,000   Donaldson, Lufkin, Jenrette,
                                   Inc., 6.50%, 06/01/08                2,082,043
                      10,000,000   Goldman Sachs Group, Inc. (MTN),
                                   7.35%, 10/01/09                      9,915,180
                       5,000,000   Goldman Sachs Group, Inc. (MTN),
                                   7.80%, 01/28/10                      5,103,605
                         850,000   Merrill Lynch & Co., Inc.,
                                   6.00%, 02/17/09                        779,650
                                                                     ------------
                                                                       35,630,041
                                                                     ------------
Electric Utilities       276,000   Alabama Power Co., 9.00%,
--0.32%                            12/01/24                               287,492
                         800,000   Arkansas Power & Light Co.,
                                   8.75%, 03/01/26                        788,245
                         500,000   Idaho Power Corp., 8.75%,
                                   03/15/27                               506,716
                         500,000   Pacific Gas & Electric Co. 92D,
                                   8.25%, 11/01/22                        485,849
                                                                     ------------
                                                                        2,068,302
                                                                     ------------
Finance--15.77%          400,000   AT&T Capital Corp. (FRN) (MTN),
                                   6.66%, 12/05/00                        400,409
                       5,200,000   Conseco Finance Corp. (MTN),
                                   6.50%, 09/26/02                      4,113,689
                       7,400,000   Conseco Finance Trust III,
                                   8.80%, 04/01/27(7)                   3,531,184
                       1,820,000   Finova Capital Corp. (MTN),
                                   5.98%, 02/27/01                      1,617,570
                      13,600,000   Finova Capital Corp. (MTN),
                                   6.82%, 03/09/01                     13,495,280
                       1,000,000   Finova Capital Corp., 6.63%,
                                   09/15/01                               865,835
                       8,760,000   Finova Capital Corp., 5.88%,
                                   10/15/01                             7,406,317

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
                     $ 9,400,000   Finova Capital Corp. (FRN)
                                   (MTN), 7.19%, 02/25/02            $  7,563,052
                       5,000,000   Finova Capital Corp., 9.13%,
                                   02/27/02                             4,200,000
                       3,200,000   Finova Capital Corp. (MTN),
                                   6.12%, 05/28/02                      2,555,648
                       1,000,000   Finova Capital Corp., 6.50%,
                                   07/28/02                               790,000
                       3,400,000   Finova Capital Corp. (MTN),
                                   7.82%, 01/27/03                      2,444,814
                       2,550,000   Finova Capital Corp. (MTN),
                                   6.11%, 02/18/03                      1,937,541
                       1,400,000   Finova Capital Corp. (FRN)
                                   (MTN), 7.03%, 06/18/03               1,269,660
                       3,505,000   Finova Capital Corp. (MTN),
                                   7.30%, 09/22/03                      2,735,544
                       2,000,000   Finova Capital Corp., 6.13%,
                                   03/15/04                             1,482,500
                       9,950,000   Finova Capital Corp., 7.25%,
                                   11/08/04                             7,562,000
                       3,500,000   Finova Capital Corp., 6.38%,
                                   05/15/05                             2,590,000
                       5,000,000   Finova Capital Corp., 7.25%,
                                   07/12/06                             3,632,920
                       8,700,000   Finova Capital Corp., 6.75%,
                                   03/09/09                             6,155,963
                      18,000,000   Ford Motor Credit Co., 7.88%,
                                   06/15/10                            18,266,688
                       1,085,000   MBNA Corp. (FRN) (MTN), 7.26%,
                                   05/23/03                             1,083,817
                       4,000,000   Noble Affiliates Inc./Atlantic
                                   Methanol Capital Co., 8.95%,
                                   12/15/04(4)                          4,008,844
                       2,903,461   Prudential 2000-1 EQ, 20.00%,
                                   10/15/35(4,7)                        2,506,050
                                                                     ------------
                                                                      102,215,325
                                                                     ------------
Industrial--1.83%      5,750,000   Harcourt General, Inc., 7.30%,
                                   08/01/97                             4,546,531
                       6,100,000   Husky Oil Ltd. (FRN), 8.90%,
                                   08/15/28                             5,989,962
                       1,500,000   Mississippi Chemical Group,
                                   7.25%, 11/15/17                      1,313,100
                                                                     ------------
                                                                       11,849,593
                                                                     ------------
Insurance--5.42%      13,200,000   Conseco, Inc. (FRN), 6.40%,
                                   06/15/01                            11,946,000
                       7,700,000   Conseco, Inc., 8.50%, 10/15/02       6,121,500
                       1,000,000   Conseco, Inc., 8.75%, 02/09/04         705,000
                       2,400,000   Conseco, Inc., 9.00%, 10/15/06       1,644,000
                       4,900,000   Fairfax Financial Holdings,
                                   7.38%, 03/15/06                      4,324,093
                       3,000,000   Liberty Mutual Insurance Co.,
                                   7.70%, 10/15/97(4)                   2,190,663
                       2,500,000   Lumbermens Mutual Casualty Co.,
                                   9.15%, 07/01/26(4)                   2,213,062

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
                     $ 1,300,000   Lumbermens Mutual Casualty Co.,
                                   8.30%, 12/01/37(4)                $  1,039,398
                       3,250,000   Lumbermens Mutual Casualty Co.,
                                   8.45%, 12/01/97(4)                   2,556,515
                         750,000   MBIA Inc., 6.63%, 10/01/28             636,082
                       1,800,000   Zurich Capital Trust I, 8.38%,
                                   06/01/37(4)                          1,718,678
                                                                     ------------
                                                                       35,094,991
                                                                     ------------
Real Estate              500,000   Developers Diversifield Realty
Investment Trust                   Corp. (MTN), 6.84%, 12/16/04           474,180
(REIT)--6.84%          1,000,000   Developers Diversifield Realty
                                   Corp. (MTN), 7.50%, 07/15/18           843,319
                       1,700,000   Highwoods Exersiable Put Option,
                                   7.19%, 06/15/04(4)                   1,646,610
                       3,000,000   Highwoods Realty LP, 6.75%,
                                   12/01/03                             2,883,945
                       5,000,000   Highwoods Realty LP, 8.00%,
                                   12/01/03                             4,931,500
                       4,000,000   HRPT Properties Trust B, 7.50%,
                                   10/01/03                             3,743,752
                       7,075,000   HRPT Properties Trust,
                                   6.70%, 02/23/05                      6,670,388
                         600,000   MediTrust (MTN), 7.11%, 10/17/01       562,031
                       2,300,000   Rouse Co. (MTN), 8.09%, 05/16/05     2,337,083
                       3,000,000   Simon Property Group, Inc.,
                                   7.05%, 04/01/03(4)                   2,944,551
                       1,000,000   Simon Property Group, Inc.,
                                   6.75%, 07/15/04                        962,037
                      10,000,000   Simon Property Group LP, 6.75%,
                                   06/15/05                             9,525,840
                       2,000,000   United Dominion Realty Trust
                                   (MTN), 7.67%, 01/26/04               1,973,126
                       2,800,000   United Dominion Realty Trust
                                   (MTN), 7.73%, 04/05/05               2,742,648
                       2,055,000   United Dominion Realty Trust,
                                   8.50%, 09/15/24                      2,067,133
                                                                     ------------
                                                                       44,308,143
                                                                     ------------
Telecommunications     1,955,000   BellSouth Capital Funding,
--0.31%                            7.75%, 02/15/10                      2,006,567
                                                                     ------------
                                   TOTAL CORPORATES                   253,874,459
                                                                     ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED--33.92%(3)
Non-Agency           $   278,274   BA Mortgage Securities, Inc.
Mortgage-Backed                    1998-2 2B3, 6.50%, 06/25/13(4)    $    236,837
--16.31%                 335,636   BA Mortgage Securities, Inc.
                                   1998-3 2B3, 6.50%, 07/25/13(4)         285,710
                         353,396   BA Mortgage Securities, Inc.
                                   1998-4 2B3, 6.50%, 08/25/13(4)         299,945
                         113,094   Bear Stearns Mortgage
                                   Securities, Inc. 1998-5 B4,
                                   6.51%, 12/25/08(4)                     100,212
                          96,193   Bear Stearns Mortgage
                                   Securities, Inc. 1997-7 4B4,
                                   7.00%, 01/25/13(4)                      83,207
                       3,449,095   Bear Stearns Structured
                                   Products, Inc. 1999-1 C, 6.35%,
                                   11/30/13(4)                          3,079,397
                       2,032,685   Bear Stearns Structured
                                   Products, Inc. 1999-1 D, 6.35%,
                                   11/30/13(4)                          1,637,582
                       1,008,025   Bear Stearns Structured
                                   Products, Inc. 1999-1 E, 6.35%,
                                   11/30/13(4)                            719,478
                      21,000,000   Beckman Coulter, Inc. 2000-A A,
                                   7.50%, 06/15/18(4)                  16,642,500
                       7,803,575   BHN Mortgage Fund 1997-2 A1
                                   (FRN), 7.90%, 05/31/17(4)            7,450,463
                      14,476,307   BHN Mortgage Fund 1997-2 A2,
                                   7.54%, 05/31/17(4)                  13,388,485
                          47,680   Blackrock Capital Finance L.P.
                                   1997-R2 AP, 10.93%, 12/25/35(4)         48,667
                       3,000,000   Blaylock Mortgage Capital Corp.
                                   1997-A B1, 6.43%, 10/25/04(4)        2,896,875
                       2,000,000   Chase Mortgage Finance Corp.
                                   2000-S1 A6, 7.25%, 02/25/30          1,884,910
                       2,309,112   Citicorp Mortgage Securities,
                                   Inc. 1998-7 A4 (IO), 6.75%,
                                   08/25/28(7)                            277,382
                         197,098   CMC Securities Corp. III 1998-1
                                   2B4, 6.50%, 04/25/13(4)                163,006
                         215,935   CMC Securities Corp. III 1994-A
                                   A19, 1.35%, 02/25/24                   151,050
                          61,272   Collateralized Mortgage
                                   Obligation Trust 57 D, 9.90%,
                                   02/01/19                                63,213
                       3,793,563   Countrywide Alternative Loan
                                   Trust 1999-2 B2, 7.50%, 01/25/29     3,351,965
                         511,854   Countrywide Home Loans 1998-14
                                   B3, 6.50%, 09/25/13(4)                 432,357
                      17,500,000   Countrywide Home Loans 1999-3
                                   A2, 6.05%, 04/25/29                 16,717,977
                         975,521   DLJ Mortgage Acceptance Corp.
                                   1992-Q8 A2, 8.09%, 11/25/22            975,180
                       4,221,419   DLJ Mortgage Acceptance Corp.
                                   1994-QE1 S (IO), 3.63%,
                                   04/25/24(4,7)                          200,137

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
                     $ 1,130,800   DLJ Mortgage Acceptance Corp.
                                   1994-Q8 IIS (IO), 1.81%,
                                   05/25/24(7)                       $     45,164
                         886,717   DLJ Mortgage Acceptance Corp.
                                   1994-QE2 S (IO), 4.08%,
                                   06/25/24(4,7)                           42,718
                       6,489,361   DLJ Mortgage Acceptance Corp.
                                   1995-Q7 SA (IO), 3.03%,
                                   11/25/25(7)                            235,564
                       1,630,471   DLJ Mortgage Acceptance Corp.
                                   1995-QE11 SA (IO), 4.96%,
                                   12/25/25(7)                             89,627
                       5,556,564   DLJ Mortgage Acceptance Corp.
                                   1996-QA S (IO), 3.01%,
                                   01/25/26(4,7)                          194,758
                       3,169,141   DLJ Mortgage Acceptance Corp.
                                   1996-QE3 SA (IO), 3.83%,
                                   03/25/26(7)                            142,516
                       4,280,999   DLJ Mortgage Acceptance Corp.
                                   1996-Q5 SA (IO), 2.72%,
                                   06/25/26(7)                            176,463
                         306,697   First Boston Mortgage Securities
                                   Corp. 1993-6 A2, 7.00%, 06/25/23       303,150
                         350,000   GE Capital Mortgage Services,
                                   Inc. 1994-2 A14, 6.75%, 01/25/09       304,719
                         500,000   GE Capital Mortgage Services,
                                   Inc. 1994-6 A11, 6.50%, 04/25/24       425,777
                         256,950   GE Capital Mortgage Services,
                                   Inc. 1997-3 A14, 7.50%, 04/25/27       255,770
                          79,463   Guardian Savings And Loan
                                   Association 1989-3 A, 7.62%,
                                   05/25/19                                79,210
                         262,192   ICI Funding Secured Assets Corp.
                                   1997-3 A3, 7.25%, 09/25/27             261,176
                       3,668,300   IMPAC Secured Assets CMN Owner
                                   Trust 1999-2 A9 (IO), 9.00%,
                                   01/25/30                               821,354
                         351,234   Independent National Mortgage
                                   Corp. 1994-Q B4, 7.50%,
                                   09/25/14(4)                            325,935
                         169,412   Independent National Mortgage
                                   Corp. 1995-N A5, 7.50%, 10/25/25       169,618
                         988,699   Lehman Structured Securities
                                   Corp. 1996-1 E2, 8.00%, 06/25/26       980,666
                       3,015,454   Nomura Asset Securities Corp.
                                   1994-4A 2IO (IO), 1.74%,
                                   09/25/24(7)                             41,873
                         977,044   Norwest Asset Securities Corp.
                                   1998-4 1A7, 9.00%, 02/25/28          1,002,996
                         918,712   Norwest Integrated Structured
                                   Assets, Inc. 1999-2 1A2, 6.92%,
                                   09/25/29                               865,024
                         527,848   OCWEN Residential MBS Corp.
                                   1998-R2 AP, 6.86%, 11/25/34(4)         506,417
                         319,093   Residential Accredit Loans, Inc.
                                   1998-QS16 B1, 6.50%, 11/25/13          257,767
                       2,244,151   Residential Asset Securitization
                                   Trust 1999-A7 B3, 7.50%,
                                   10/25/29                             1,987,827

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
                     $   163,955   Residential Funding Mortgage
                                   Securities I 1993-S42 A10,
                                   8.30%, 10/25/08                   $    159,523
                         784,493   Residential Funding Mortgage
                                   Securities I 1997-S16 M1, 6.75%,
                                   10/25/12                               707,637
                       2,000,000   Residential Funding Mortgage
                                   Securities I 1998-S2 A2, 7.00%,
                                   01/25/28                             1,949,570
                       3,548,628   Resolution Trust Corp. 1994-C1
                                   F, 8.00%, 06/25/26                   3,548,075
                         500,000   Resolution Trust Corp. 1995-C1
                                   C, 6.90%, 02/25/27                     494,217
                       1,067,160   Resolution Trust Corp. 1995-C2
                                   F, 7.00%, 05/25/27                   1,042,188
                         106,057   Resolution Trust Corp. 1995-2
                                   B6, 7.10%, 05/25/29                    104,286
                         747,584   Ryland Mortgage Securities Corp.
                                   1994-5 M3, 7.20%, 10/25/23             543,634
                       7,000,000   Ryland Mortgage Securities Corp.
                                   III 1992-A 1C, 8.26%, 03/29/30       6,973,750
                         144,379   Ryland Mortgage Securities Corp.
                                   1991-18 4A, 14.00%, 11/25/31           151,020
                         329,986   Structured Asset Mortgage
                                   Investments, Inc. 1998-8 3B4,
                                   6.74%, 07/25/13                        274,765
                         416,803   Structured Asset Securities
                                   Corp. 1997-4 1A1, 6.75%,
                                   12/25/12                               413,166
                         150,000   Structured Asset Securities
                                   Corp. 1995-3B 2A1, 6.50%,
                                   01/28/24                               140,767
                       1,313,827   Structured Asset Securities
                                   Corp. 1995-C4 D, 7.00%, 06/25/26     1,299,079
                         850,000   Structured Asset Securities
                                   Corp. 1996-6 1A5, 7.50%,
                                   08/25/26                               836,821
                       2,500,000   Structured Asset Securities
                                   Corp. 1997-2 2A4, 7.25%,
                                   03/28/30                             2,432,813
                         123,440   Structured Mortgage Asset
                                   Residential Trust 1991-7 I (IO),
                                   14.28%, 12/25/22(7)                     25,787
                       4,136,192   Summit Mortgage Trust 2000-1 B1,
                                   6.14%, 12/28/12(4)                   3,978,500
                                                                     ------------
                                                                      105,678,222
                                                                     ------------
U.S. Agency              254,129   Fannie Mae 1993-221 SD, 9.00%,
Mortgage-Backed                    03/25/08                               250,979
--17.61%               5,250,000   Fannie Mae 1997-44 SB (IO),
                                   1.54%, 06/25/08                        257,250

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
                     $   354,011   Fannie Mae 1994-56 TA (IO),
                                   6.50%, 04/25/17                   $      3,594
                         195,917   Fannie Mae 1992-143 SH, 8.75%,
                                   04/25/22                               194,483
                          37,903   Fannie Mae 1992-200 MC, 7.50%,
                                   08/25/22                                36,614
                          43,897   Fannie Mae G94-12 B, 6.50%,
                                   09/17/22                                43,642
                         484,103   Fannie Mae 1993-115 S, 0.08%,
                                   07/25/23                               281,989
                         203,957   Fannie Mae Pool 233672, 8.12%,
                                   09/01/23                               211,228
                         176,729   Fannie Mae 1993-251 C, 6.50%,
                                   09/25/23                               175,475
                         261,005   Fannie Mae 1993-189 SB, 4.70%,
                                   10/25/23                               208,358
                       9,644,692   Fannie Mae 1993-199 SD (IO),
                                   0.88%, 10/25/23                        201,574
                         271,230   Fannie Mae 1997-34 SA, 30.24%,
                                   10/25/23                               586,989
                       1,999,490   Fannie Mae 1993-208 SE, 5.29%,
                                   11/25/23                             1,855,777
                         935,312   Fannie Mae 1999-4 SC, 1.20%,
                                   01/25/24                               752,342
                         281,580   Fannie Mae 1994-41 SC, 1.59%,
                                   03/25/24                               222,937
                         329,916   Fannie Mae 1995-10 Z, 6.50%,
                                   03/25/24                               321,999
                         975,878   Fannie Mae 1998-26 SD, 4.64%,
                                   03/25/24                               874,365
                         137,619   Fannie Mae Pool 312155, 7.46%,
                                   03/01/25                               140,669
                          54,156   Fannie Mae Pool 308798, 8.16%,
                                   04/01/25                                55,654
                      10,000,000   Fannie Mae, 8.00%, 10/25/30         10,134,350
                       5,000,000   Fannie Mae, 6.00%, 11/25/30          4,671,860
                       5,000,000   Fannie Mae, 6.50%, 11/25/30          4,799,985
                      20,000,000   Fannie Mae, 7.00%, 11/25/30         19,587,440
                      14,140,000   Fannie Mae, 7.50%, 11/25/30         14,104,608
                       2,000,000   Fannie Mae, 8.50%,11/25/30           2,046,244
                         535,425   Freddie Mac 1164 O (IO), 5.77%,
                                   11/15/06                                55,085
                         283,829   Freddie Mac 1515 SA, 8.61%,
                                   05/15/08                               286,493
                         898,928   Freddie Mac 1564 SA, 6.70%,
                                   08/15/08                               838,483

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
                     $    59,951   Freddie Mac 1564 SE, 7.03%,
                                   08/15/08                          $     57,624
                         330,855   Freddie Mac 2089 SA, 3.37%,
                                   07/15/15                               295,675
                          89,314   Freddie Mac 1336 H, 7.75%,
                                   01/15/21                                89,443
                           3,948   Freddie Mac 1541 JA, 5.00%,
                                   12/15/22                                 3,659
                       1,636,000   Freddie Mac 1627 E, 6.00%,
                                   02/15/23                             1,519,215
                       1,871,027   Freddie Mac 1980 Z, 7.00%,
                                   07/15/27                             1,705,084
                       1,523,362   Freddie Mac 1985 SA, 6.04%,
                                   08/17/27                             1,294,381
                         753,472   Freddie Mac 2098 TZ, 6.00%,
                                   01/15/28                               564,603
                      26,555,090   Freddie Mac 2136 SG (IO), 1.03%,
                                   03/15/29                               846,443
                       1,562,888   Freddie Mac 2156 S, 4.39%,
                                   05/15/29                             1,296,708
                      75,880,000   Government National Mortgage
                                   Association 1999-38 SP (IO),
                                   0.25%, 05/16/26                        470,456
                       1,018,583   Government National Mortgage
                                   Association Pool 470634, 6.50%,
                                   07/15/29                               982,159
                      29,000,000   Government National Mortgage
                                   Association, 7.50%, 11/15/30        29,072,413
                      10,000,000   Government National Mortgage
                                   Association, 7.00%, 10/15/30         9,853,100
                       3,000,000   Government National Mortgage
                                   Association, 6.00%, 10/15/30         2,816,241
                                                                     ------------
                                                                      114,067,670
                                                                     ------------
                                   TOTAL MORTGAGE-BACKED              219,745,892
                                                                     ------------
U.S. TREASURY SECURITIES--7.40%
U.S. Treasury Notes      135,000   U.S. Treasury Notes, 4.63%,
--5.21%                            12/31/00                               134,367
                       1,888,000   U.S. Treasury Notes, 7.00%,
                                   07/15/06                             1,985,940
                       1,913,000   U.S. Treasury Notes, 8.13%,
                                   08/15/19                             2,336,251
                      14,540,000   U.S. Treasury Notes, 6.75%,
                                   08/15/26                            15,821,338
                      15,000,000   U.S. Treasury Notes, 5.25%,
                                   02/15/29                            13,476,570
                                                                     ------------
                                                                       33,754,466
                                                                     ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (CONTINUED)
U.S. Treasury        $ 2,360,000   U.S. Treasury Notes, 3.68%,
Inflation Index                    01/15/07                          $  2,486,488
Notes--2.19%           1,250,000   U.S. Treasury Notes, 3.87%,
                                   01/15/08                             1,304,925
                       5,500,000   U.S. Treasury Notes, 3.87%,
                                   04/15/28                             5,579,161
                       4,600,000   U.S. Treasury Notes, 4.07%,
                                   04/15/29                             4,799,173
                                                                     ------------
                                                                       14,169,747
                                                                     ------------
                                   TOTAL U.S. TREASURY SECURITIES      47,924,213
                                                                     ------------
                                   TOTAL BONDS
                                   (Cost $686,650,663)                688,030,991
                                                                     ------------
                       SHARES
                     -----------
CONVERTIBLE PREFERRED STOCK--0.64%
                         189,500   Finova Finance Trust                 4,121,625
                                                                     ------------
                                   TOTAL CONVERTIBLE PREFERRED
                                   STOCK
                                   (Cost $3,674,600)                    4,121,625
                                                                     ------------

                              STRIKE    EXPIRATION    NUMBER OF
                              PRICE        DATE       CONTRACTS
                              ------    ----------    ---------
PUT OPTIONS PURCHASED--0.64%
Conseco, Inc.                 $10.00     01/19/01       4,440       1,359,750
Conseco, Inc.                  15.00     01/19/01       3,500       2,603,125
Conseco, Inc.                   7.50     01/19/01       1,410         211,500
                                                                   ----------
                                    TOTAL PUT OPTIONS PURCHASED
                                    (Cost $7,019,000)               4,174,375
                                                                   ----------
CALL OPTIONS PURCHASED--0.03%
Finova Capital Corp.            5.00     10/21/00         100           1,875
Finova Capital Corp.           10.00     10/21/00       1,410          21,250
Finova Capital Corp.            7.50     10/21/00         100         179,850
                                                                   ----------
                                   TOTAL CALL OPTIONS PURCHASED
                                   (Cost $237,225)                    202,975
                                                                   ----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                      PRINCIPAL
                       AMOUNT      ISSUE                                VALUE
---------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--4.47%
Commercial           $20,000,000   General Motors Acceptance Corp.,
Paper--4.47%                       6.60%(5), 10/12/00                $ 19,963,944
                       9,000,000   General Motors Acceptance Corp.,
                                   6.61%(5), 10/12/00                   8,983,750
                                                                     ------------
                                                                       28,947,694
                                                                     ------------
Money Market                 400   J.P. Morgan Institutional Prime
RIC--0.00%(6)                      Money Market                               400
                                                                     ------------
                                   TOTAL SHORT TERM INVESTMENTS
                                   (Cost $28,948,094)                  28,948,094
                                                                     ------------
                                   TOTAL INVESTMENTS--111.99%
                                   (Cost $726,529,582)(1)             725,478,060
                                                                     ------------
                                   LIABILITIES, LESS CASH AND OTHER
                                   ASSETS--(11.99%)                   (77,660,374)
                                                                     ------------
                                   NET ASSETS--100.00%               $647,817,686
                                                                     ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

Notes:
(1) Cost for Federal income tax purposes is $726,529,582 and net unrealized depreciation consists of:

Gross unrealized appreciation    $ 14,115,093
Gross unrealized depreciation     (15,166,615)
                                 ------------
    Net unrealized depreciation  $ (1,051,522)
                                 ============

(2) Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
(3) Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2000 was $198,582,299 representing 30.65% of total net assets.
(5) Represents annualized yield at date of purchase.
(6) Amount is less than 0.1%
(7) Securities determined to be illiquid under procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

                                            DATE OF                    % OF
SECURITY                                    PURCHASE       VALUE       TNA
--------                                    --------    -----------    ----
Citicorp Mortgage Securities Inc. 1998-7
  A4 (IO), 6.75%, 08/25/28                  09/24/99    $   277,382    0.04%
Conseco Finance Trust III, 8.80%, 04/01/27  12/03/99      3,531,184    0.55%
DLJ Mortgage Acceptance Corp. 1994-QE1 S
  (IO), 3.63%, 04/25/24                     01/28/99        200,137    0.03%
DLJ Mortgage Acceptance Corp. 1994-Q8 IIS
  (IO), 1.81%, 05/25/24                     10/23/98         45,164    0.01%
DLJ Mortgage Acceptance Corp. 1994-QE2 S
  (IO), 4.08%, 06/25/24                     01/28/99         42,718    0.01%
DLJ Mortgage Acceptance Corp. 1995-Q7 SA
  (IO), 3.03%, 11/25/25                     10/23/98        235,564    0.04%
DLJ Mortgage Acceptance Corp. 1995-QE11 SA
  (IO), 4.99%, 12/25/25                     03/31/99         89,627    0.01%
DLJ Mortgage Acceptance Corp. 1996-QA S
  (IO), 3.01%, 01/25/26                     11/06/98        194,758    0.03%
DLJ Mortgage Acceptance Corp. 1996-QE3 SA
  (IO), 3.89%, 03/25/26                     01/28/99        142,516    0.02%
DLJ Mortgage Acceptance Corp. 1996-Q5 SA
  (IO), 2.69%, 06/25/26                     11/04/98        176,463    0.03%
Nomura Asset Securities Corp. 1994-4A 2IO
  (IO), 1.74%, 09/25/24                     08/22/97         41,873    0.01%
Structured Mortgage Asset Residential
  Trust 1991-7 I (IO), 14.28%, 12/25/22     06/30/97         25,787    0.00%
Prudential 2000-1 EQ, 20.00%, 10/15/35      10/26/00      2,506,050    0.39%
Prudential 2000-1 B2, 13.13% 10/15/35       10/26/00      2,507,423    0.39%
                                                        -----------    ----
                                                        $10,016,646    1.55%
                                                        ===========    ====

(FRN): Floating rate note -- The rate disclosed is that in effect at September 30, 2000.
(IO): Interest only
(MTN): Medium term note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS--91.15%
ASSET-BACKED          $ 1,205,980   Atherton Franchisee Loan
SECURITIES--29.10%(3)               Funding 1999-A E, 8.25%,
                                    10/15/15(4)                      $    782,753
                        5,000,000   Cit Group Home Equity Loan
                                    Trust 1997-1 M2, 7.10%,
                                    07/15/27                            4,939,475
                           23,748   Contimortgage Home Equity Loan
                                    Trust 1994-4 A6, 8.27%,
                                    12/15/24                               23,872
                        2,000,000   Delta Funding Home Equity Loan
                                    Trust 1996-2 A5, 8.01%,
                                    10/25/27(6)                         2,042,550
                       11,000,000   Empire Funding Home Loan Owner
                                    Trust 1999-1 M2, 9.00%,
                                    05/25/30                           11,147,818
                          437,500   Falcon Franchise Loan LLC
                                    1999-1 D, 8.40%, 07/05/13(4)          395,596
                        1,586,500   Falcon Franchise Loan LLC
                                    1999-1E, 6.50%, 01/05/14(4)           909,632
                          111,059   First Alliance Mortgage Loan
                                    Trust 1994-3 AI, 7.83%,
                                    10/25/25                              110,795
                          842,046   First Union Home Equity Loan
                                    Trust 1997-3 B, 7.39%, 03/25/29       812,575
                        2,500,000   Firstcity Capital Home Equity
                                    Funding Corp. 1998-1 A4, 6.72%,
                                    06/25/28(4)                         2,420,703
                        2,750,000   Green Tree Financial Corp.
                                    1994-1 A5, 7.65%, 04/15/19          2,806,719
                        1,210,000   Green Tree Home Equity Loan
                                    Trust 1997-B M1, 7.65%,
                                    04/15/27                            1,228,277
                        7,000,000   Green Tree Home Equity Loan
                                    Trust 1998-C B2, 8.06%,
                                    07/15/29                            6,392,295
                        4,600,000   Green Tree Home Improvement
                                    Loan Trust 1999-E M2, 9.45%,
                                    10/15/24                            4,748,782
                        1,800,000   Green Tree Home Improvement
                                    Loan Trust 1996-F HIM1, 7.30%,
                                    11/15/27                            1,786,221
                        4,000,000   Green Tree Home Improvement
                                    Loan Trust 1997-E HEM2,
                                    7.48%, 01/15/29                     3,746,248
                        5,000,000   Green Tree Home Improvement
                                    Loan Trust 1998-B HEB2, 8.49%,
                                    11/15/29                            4,028,910
                        6,750,000   Green Tree Home Improvement
                                    Loan Trust 1998-B HEM2,
                                    7.33%, 11/15/29                     6,349,219
                        2,285,910   Green Tree Recreational,
                                    Equipment & Consumer Trust
                                    1998-A A4H, 8.26%, 05/15/29         2,280,961
                        3,250,000   IMPAC Secured Assets CMN Owner
                                    Trust 1998-1 M2, 7.77%,
                                    07/25/25                            3,218,314
                        5,000,000   Ingress I Ltd. BA, 7.38%,
                                    03/30/40(4)                         4,800,815
                        6,800,000   Newbury Funding CBO Ltd. 2000-1
                                    A3 (FRN), 9.43%, 02/15/30(4)        6,759,200

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)
                      $ 3,500,000   North Street Referenced Linked
                                    Notes 2000-1 AC (FRN) (MTN),
                                    8.73%, 04/28/11(4)               $  3,467,188
                        8,931,252   Pegasus Aviation Lease
                                    Securitization 2000-1 B1,
                                    8.08%, 03/25/30(4)                  8,724,717
                        2,331,232   Residential Funding Mortgage
                                    Securities I 2000-HI1 AII,
                                    8.11%, 02/25/25                     2,375,306
                        5,163,077   Structured Settlements Fund
                                    1999-A A, 7.25%, 12/20/15(4)        5,088,052
                        7,212,000   TMI Home Loan Trust 1998 A4,
                                    7.56%, 05/25/18(4)                  7,232,280
                           33,904   UCFC Home Equity Loan 1994-B1
                                    A4, 7.45%, 06/10/11                    33,882
                        3,000,000   York Funding Ltd. 1998-1A LV
                                    (FRN), 9.81%, 06/15/05(4)           2,361,039
                                                                     ------------
                                                                      101,014,194
                                                                     ------------
CORPORATES--28.63%(2)
Banks--3.33%            2,100,000   AB Spintab (FRN) (MTN),
                                    6.80%, 12/29/49(4)                  2,052,582
                          500,000   Christiana Bank (FRN),
                                    7.13%, 11/29/49                       405,000
                        4,000,000   Okobank (FRN) (MTN),
                                    7.16%, 09/29/49                     3,915,200
                          400,000   Skandinavinska Enskilda (FRN)
                                    (MTN), 7.66%, 03/29/49                395,760
                        1,300,000   Skandinavinska Enskilda (FRN)
                                    (MTN), 7.66%, 06/29/49              1,274,325
                        3,500,000   Wells Fargo Bank NA (FRN),
                                    7.21%, 05/02/05                     3,498,600
                                                                     ------------
                                                                       11,541,467
                                                                     ------------
Brokerage               7,270,000   Bear Stearns Capital Trust I
Services--7.81%                     (FRN), 7.00%, 01/15/27              7,174,072
                        3,000,000   Bear Stearns Co., Inc. (FRN)
                                    (MTN), 6.87%, 06/26/04              2,999,220
                          170,000   Bear Stearns Co., Inc. (FRN)
                                    (MTN), 7.04%, 03/18/05                170,372
                        5,000,000   Bear Stearns Co., Inc.,
                                    7.25%, 10/15/06                     4,976,670
                        1,720,000   Bear Stearns Co., Inc.,
                                    7.63%, 12/07/09                     1,709,807
                        3,000,000   Donaldson, Lufkin, Jenrette,
                                    Inc., 6.88%, 11/01/05               2,951,457
                          550,000   Donaldson, Lufkin, Jenrette,
                                    Inc. (MTN), 6.90%, 10/01/07           530,502

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
                      $ 1,000,000   Donaldson, Lufkin, Jenrette,
                                    Inc., 6.50%, 06/01/08            $    931,563
                        2,000,000   Goldman Sachs Group (MTN),
                                    7.20%, 11/01/06(4)                  1,959,200
                          200,000   Lehman Brothers Holdings, Inc.,
                                    6.63%, 11/15/00                       199,909
                        3,000,000   Lehman Brothers Holdings, Inc.
                                    (FRN) (MTN), 7.31%, 01/30/02        2,997,300
                          500,000   Lehman Brothers Holdings, Inc.,
                                    (FRN) (MTN), 7.26%, 03/17/07          498,800
                                                                     ------------
                                                                       27,098,872
                                                                     ------------
Electric                  600,000   Arkansas Power & Light Co.,
Utilities--0.17%                    8.75%, 03/01/26                       591,184
Finance--8.58%                                                       ------------
                        1,500,000   AT&T Capital Corp. (FRN) (MTN),
                                    6.66%, 12/05/00                     1,501,534
                        2,500,000   Conseco Finance Corp. (MTN),
                                    6.50%, 09/26/02                     1,977,735
                        7,000,000   Finova Capital Corp.,
                                    6.38%, 10/15/00                     6,929,475
                        6,100,000   Finova Capital Corp. (MTN),
                                    6.82%, 03/09/01                     6,053,030
                        4,000,000   Finova Capital Corp.,
                                    7.25%, 04/01/01                     3,518,400
                        2,975,000   Finova Capital Corp.,
                                    5.88%, 10/15/01                     2,515,273
                        2,500,000   Finova Capital Corp. (MTN),
                                    6.12%, 05/28/02                     1,996,600
                        3,500,000   Finova Capital Corp.,
                                    6.25%, 11/01/02                     2,810,259
                        2,345,000   Finova Capital Corp.,
                                    7.25%, 11/08/04                     1,782,200
                        1,000,000   Finova Capital Corp.,
                                    6.75%, 03/09/09                       707,582
                                                                     ------------
                                                                       29,792,088
                                                                     ------------
Industrial--2.64%       4,000,000   Harcourt General, Inc.,
                                    7.30%, 08/01/97                     3,162,804
                        6,000,000   Noble Affiliates, Inc./Atlantic
                                    Methonal Capital Co.,
                                    8.95%, 12/15/04(4)                  6,013,266
                                                                     ------------
                                                                        9,176,070
                                                                     ------------
Insurance--3.94%        3,000,000   Conseco Inc., 7.88%, 12/15/00       2,955,000
                        1,000,000   Conseco Inc., 8.50%, 10/15/02         795,000
                        4,000,000   Conseco Inc., 9.00%, 10/15/06       2,740,000

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
                      $ 7,000,000   Fairfax Financial Holdings,
                                    7.38%, 03/15/06                  $  6,177,276
                        1,250,000   Lumbermans Mutual Casualty,
                                    8.30%, 12/01/37(4)                    999,421
                                                                     ------------
                                                                       13,666,697
                                                                     ------------
Real Estate             3,000,000   Highwoods Exercisable Put
Investment                          Option, 7.19%, 06/15/04(4)          2,905,782
Trust (REIT)--2.16%     3,300,000   Meditrust (MTN), 7.11%,
                                    10/17/01                            3,091,173
                        1,500,000   Rouse Co. (FRN) (MTN),
                                    7.53%, 05/29/01                     1,499,259
                                                                     ------------
                                                                        7,496,214
                                                                     ------------
                                    TOTAL CORPORATES                   99,362,592
                                                                     ------------
MORTGAGE-BACKED--30.37%(3)
Non-Agency                195,420   Bear Stearns Mortgage
Mortgage-Backed                     Securities, Inc. 1993-8 AS16,
--23.44%                            10.75%, 08/25/24                      183,756
                        3,000,000   Beckman Coulter, Inc. 2000-A A,
                                    7.50%, 06/15/18(4)                  2,377,500
                        8,228,011   BHN Mortgage Trust 2000-1 AF,
                                    8.00%, 03/31/11(4)                  7,838,571
                          190,719   Blackrock Capital Finance L.P.
                                    1997-R2 AP, 10.48%, 12/25/35(4)       194,667
                           87,939   Chemical Mortgage Securities,
                                    Inc. 1993-2 A1, 6.95%, 07/25/08        87,589
                           87,875   Citicorp Mortgage Securities,
                                    Inc. 1991-5 A, 6.35%, 05/25/21         67,526
                          253,150   Citicorp Mortgage Securities,
                                    Inc. 1994-3 A12, 9.00%,
                                    02/25/24                              244,883
                          391,643   Countrywide Funding Corp.
                                    1993-11 A12, 8.50%, 02/25/09          384,777
                          100,000   Countrywide Funding Corp.
                                    1994-7 A7, 6.50%, 03/25/24             95,213
                        2,500,000   Countrywide Home Loans 1999-3
                                    A2, 6.05%, 04/25/29                 2,388,283
                        2,815,013   Countrywide Mortgage Backed
                                    Securities, Inc. 1993-D A12,
                                    7.50%, 01/25/09                     2,836,866
                          282,458   DLJ Mortgage Acceptance Corp.
                                    1993-Q18 SC (IO), 2.79%,
                                    01/25/24(6)                             3,864
                          967,417   DLJ Mortgage Acceptance Corp.
                                    1994-QE1 A1, 8.84%, 04/25/24(4)       967,078
                        7,025,967   DLJ Mortgage Acceptance Corp.
                                    1994-Q8 IIS (IO), 1.81%,
                                    05/25/24(6)                           280,617

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
                      $   711,972   DLJ Mortgage Acceptance Corp.
                                    1995-QE11 SA (IO),
                                    4.99%, 12/25/25(6)               $     39,137
                        6,403,262   DLJ Mortgage Acceptance Corp.
                                    1996-QA S (IO), 3.01%,
                                    01/25/26(4,6)                         224,434
                        1,543,436   DLJ Mortgage Acceptance Corp.
                                    1996-Q5 SA (IO), 2.69%,
                                    06/25/26(6)                            63,620
                          460,045   First Boston Mortgage
                                    Securities Corp. 1993-6 A2,
                                    7.00%, 06/25/23                       454,725
                        6,000,000   First Plus Home Loan Trust,
                                    Series 1997-4 A5, 6.62%,
                                    09/10/15                            5,990,670
                        2,007,227   GE Capital Mortgage Services,
                                    Inc. 1992-12F F1, 7.00%,
                                    10/25/07                            1,997,703
                           53,431   GE Capital Mortgage Services,
                                    Inc. 1993-10 A2, 9.00%,
                                    09/25/23                               53,934
                          943,009   GE Capital Mortgage Services,
                                    Inc. 1996-4 A5, 7.00%, 03/25/26       901,937
                           43,825   Guardian Savings & Loan
                                    Association 1988-2 A, 7.02%,
                                    09/25/18                               43,260
                            5,820   Guardian Savings & Loan
                                    Association 1988-5 A, 6.91%,
                                    12/25/18                                5,795
                          282,353   Independent National Mortgage
                                    Corp. 1995-N A5, 7.50%,
                                    10/25/25                              282,696
                        9,823,190   Lehman Structured Securities
                                    Corp. 1996-1 E2, 8.00%,
                                    06/25/26                            9,743,376
                        6,000,000   Merrill Lynch Mortgage
                                    Investors, Inc. 1994-M1 E,
                                    8.45%, 06/25/22(4)                  5,954,190
                           31,231   Norwest Asset Securities Corp.
                                    1997-5 A2, 7.00%, 04/25/12             31,081
                        1,221,868   Norwest Asset Securities Corp.
                                    1998-15 A15, 8.00%, 07/25/28        1,235,128
                        1,102,454   Norwest Integrated Structured
                                    Assets, Inc. 1999-2 1A2,
                                    6.92%, 09/25/29                     1,038,029
                          217,585   Paine Webber Mortgage
                                    Acceptance Corp. 1993-9 A6,
                                    7.00%, 10/25/23                       216,368
                        3,462,358   PNC Mortgage Securities Corp.
                                    1999-9 2A1, 7.50%, 09/25/29         3,481,142
                        3,686,033   Prudential Home Mortgage
                                    Securities 1995-A 2B, 8.68%,
                                    03/28/25(4)                         3,773,397
                          500,000   Residential Funding Mortgage
                                    Securities I 1993-S26 A9,
                                    7.50%, 07/25/23                       500,693
                          122,381   Residential Funding Mortgage
                                    Securities I 1996-S14 A11,
                                    8.00%, 05/25/26                       122,914

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
                      $   300,000   Residential Funding Mortgage
                                    Securities I 1997-S12 A17,
                                    7.25%, 08/25/27                  $    292,542
                        2,000,000   Residential Funding Mortgage
                                    Securities I 1998-S2 A2,
                                    7.00%, 01/25/28                     1,949,570
                        4,129,095   Resolution Trust Corp. 1994-C1
                                    F, 8.00%, 06/25/26                  4,128,451
                          752,937   Resolution Trust Corp. 1995-C1
                                    E, 6.90%, 02/25/27                    721,355
                        1,757,675   Resolution Trust Corp. 1995-C2
                                    F, 7.00%, 05/25/27                  1,716,545
                          141,409   Resolution Trust Corp. 1995-2
                                    B6, 6.86%, 05/25/29                   139,048
                          439,283   Ryland Acceptance Corp. IV 28
                                    1, 11.50%, 12/25/16                   454,109
                          127,003   Ryland Mortgage Securities
                                    Corp. 1993-3 2E, 6.71%,
                                    08/25/08                              126,262
                          623,304   Ryland Mortgage Securities
                                    Corp. III 1992-D 1A, 7.99%,
                                    09/25/22                              620,695
                        6,300,000   Ryland Mortgage Securities
                                    Corp. III 1992-A 1C, 8.26%,
                                    03/29/30                            6,276,375
                        4,744,641   Sasco Commercial Mortgage Trust
                                    1998-C3A E (FRN), 7.37%,
                                    06/25/01(4)                         4,737,692
                           71,848   SLH Mortgage Trust 1990-1 G,
                                    9.60%, 03/25/21                        71,555
                          119,087   Structured Asset Securities
                                    Corp. 1997-4 1A1, 6.75%,
                                    12/25/12                              118,048
                        2,000,000   Structured Asset Securities
                                    Corp. 1996-6 1A5, 7.50%,
                                    08/25/26                            1,968,990
                        2,249,000   Structured Asset Securities
                                    Corp. 1996-C3 E, 8.47%,
                                    06/25/30(4)                         2,273,597
                          792,419   Structured Asset Securities
                                    Corp. 1996-C3 D, 8.00%,
                                    06/25/30(4)                           787,954
                          919,154   Summit Mortgage Trust 2000-1
                                    B1, 6.15%, 12/28/12(4)                884,111
                                                                     ------------
                                                                       81,372,318
                                                                     ------------
U.S. Agency               176,957   Dean Witter CMO Trust I IA,
Mortgage-Backed                     6.75%, 04/20/18                       175,804
--6.93%                   508,258   Fannie Mae 1993-221 SD,
                                    9.00%, 03/25/08                       501,958
                          328,954   Fannie Mae 1993-95 SB,
                                    15.05%, 06/25/08                      395,409
                       15,000,000   Fannie Mae 1997-44 SB (IO),
                                    1.54%, 06/25/08                       735,000

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
                      $     5,910   Fannie Mae 1990-14 H,
                                    7.95%, 08/25/19                  $      5,892
                          353,572   Fannie Mae 1999-1 S,
                                    10.25%, 07/25/23                      382,234
                        2,216,083   Fannie Mae 1993-189 SB,
                                    5.01%, 10/25/23                     1,769,080
                          176,000   Fannie Mae 1993-202 SJ,
                                    9.00%, 11/25/23                       166,718
                        2,695,474   Fannie Mae 1993-208 SE,
                                    5.58%, 11/25/23                     2,501,737
                        1,402,968   Fannie Mae 1999-4 SC,
                                    1.10%, 01/25/24                     1,128,512
                          295,866   Fannie Mae 1994-2 SB,
                                    10.00%, 01/25/24                      298,021
                          281,580   Fannie Mae 1994-41 SC,
                                    1.45%, 03/25/24                       222,937
                        1,915,029   Fannie Mae 1997-76 FS,
                                    7.08%, 09/17/27                     1,783,807
                          825,000   Fannie Mae, 7.50%, 11/25/30           822,935
                          166,942   Fireman's Fund Mortgage Corp.
                                    1987-2 E, 9.95%, 01/25/18             172,794
                          535,425   Freddie Mac 1164-O (IO),
                                    5.77%, 11/15/06                        55,085
                          124,071   Freddie Mac 2089 SA,
                                    3.37%, 07/15/15                       110,878
                        1,231,646   Freddie Mac 2149 JD (IO),
                                    6.50%, 04/15/17                       225,314
                        3,728,019   Freddie Mac 2149 KQ (IO),
                                    6.50%, 08/15/18                       679,713
                          200,000   Freddie Mac 1634 SE,
                                    8.80%, 12/15/23                       189,176
                          718,110   Freddie Mac 1967 BC,
                                    0.00%, 06/17/27                       536,066
                       44,801,532   Freddie Mac 2136 SG (IO),
                                    1.03%, 03/15/29                     1,428,049
                        2,344,331   Freddie Mac 2156 S,
                                    4.39%, 05/15/29                     1,945,061
                        2,742,428   Freddie Mac Pool 786781,
                                    6.88%, 08/01/29                     2,751,930
                          460,749   Freddie Mac Gold 21 SG,
                                    9.39%, 10/25/23                       472,308
                        1,369,279   Government National Mortgage
                                    Association 1994-1C (IO),
                                    7.99%, 08/16/23                       382,023
                           74,373   Government National Mortgage
                                    Association Pool 1849,
                                    8.50%, 08/20/24                        76,316

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
                      $   157,806   Government National Mortgage
                                    Association Pool 2020,
                                    8.50%, 06/20/25                  $    161,802
                          110,580   Government National Mortgage
                                    Association Pool 2286,
                                    8.50%, 09/20/26                       113,359
                          553,359   Government National Mortgage
                                    Association Pool 2487,
                                    8.50%, 09/20/27                       566,993
                          517,412   Government National Mortgage
                                    Association Pool 422972,
                                    6.50%, 07/15/29                       498,910
                        3,000,000   Government National Mortgage
                                    Association, 6.00%, 11/15/30        2,815,305
                                                                     ------------
                                                                       24,071,126
                                                                     ------------
                                    TOTAL MORTGAGE-BACKED             105,443,444
                                                                     ------------
U.S. TREASURY NOTES--3.05%
                          483,000   U.S. Treasury Notes,
                                    5.75%, 11/30/02                       480,736
                        4,300,000   U.S. Treasury Notes,
                                    7.00%, 07/15/06                     4,523,063
                        2,335,000   U.S. Treasury Notes,
                                    3.38%, 01/15/07                     2,460,148
                        1,000,000   U.S. Treasury Notes,
                                    3.63%, 01/15/08                     1,043,940
                        2,000,000   U.S. Treasury Notes,
                                    4.25%, 01/15/10                     2,096,520
                                                                     ------------
                                                                       10,604,407
                                                                     ------------
                                    TOTAL BONDS
                                    (Cost $320,296,369)               316,424,637
                                                                     ------------
SHORT TERM INVESTMENTS--8.69%
Commercial                500,000   Bellsouth Corp., 6.59%(5),
Paper--7.62%                        10/10/00                              499,283
                        9,000,000   Ford Motor Credit Co.,
                                    6.61%(5), 10/11/00                  8,985,420
                        1,500,000   Ford Motor Credit Co.,
                                    6.63%(5), 10/11/00                  1,497,563
                        6,500,000   Ford Motor Credit Co.,
                                    6.63%(5), 10/11/00                  6,489,405
                        9,000,000   General Motors Acceptance
                                    Corp., 6.62%(5), 10/12/00           8,983,775
                                                                     ------------
                                                                       26,455,446
                                                                     ------------
Money Market RIC        2,880,000   J.P. Morgan Institutional Prime
--0.83%                             Money Market                        2,880,000
                                                                     ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (CONTINUED)
U.S. Treasury         $   848,000   U.S. Treasury Bill,
Bills--0.24%                        5.98%(5), 11/30/00               $    839,717
                                                                     ------------
                                    TOTAL SHORT TERM INVESTMENTS
                                    (Cost $30,175,246)                 30,175,163
                                                                     ------------
                                    TOTAL INVESTMENTS--99.84%
                                    (Cost $350,471,615)(1)            346,599,800
                                    CASH AND OTHER ASSETS,
                                    LESS LIABILITIES--0.16%               539,555
                                                                     ------------
                                    NET ASSETS--100.00%              $347,139,355
                                                                     ============

                       FUTURES CONTRACTS: SHORT POSITIONS

                                                                  UNREALIZED
NUMBER OF                                                       APPRECIATION/
CONTRACTS                                                       (DEPRECIATION)
---------                                                       --------------
    (58)      U.S. Treasury 5 Year Note, December 2000            $ (49,391)
   (554)      U.S. Treasury 10 Year Note, December 2000            (346,250)
   (144)      U.S. Long Bond, December 2000                         232,875
                                                                  ---------
              Net unrealized depreciation                         $(162,766)
                                                                  =========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

Notes:
(1) Cost for Federal income tax purposes is $350,471,615 and net unrealized depreciation consists of:

Gross unrealized appreciation    $ 3,777,493
Gross unrealized depreciation     (7,649,308)
                                 -----------
    Net unrealized depreciation  $(3,871,815)
                                 ===========

(2) Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
(3) Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2000 was $86,885,517 representing 25.03% of total net assets.
(5) Represents annualized yield at date of purchase.
(6) Securities determined to be illiquid and procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

                                                DATE OF                 % OF
                   SECURITY                     PURCHASE     VALUE      TNA
                   --------                     --------   ----------   ----
Delta Funding Home Equity Loan Trust 1996-2 A5
  (IO), 8.01%, 10/25/27                         10/01/97   $2,042,550   0.59%
DLJ Mortgage Acceptance Corp. 1993-Q18 SC
  (IO), 2.79%, 01/25/24                         11/13/98        3,864   0.00%
DLJ Mortgage Acceptance Corp. 1994-Q8 IIS
  (IO), 1.81%, 05/25/24                         06/30/97      280,617   0.08%
DLJ Mortgage Acceptance Corp. 1995-QE11 SA
  (IO), 4.89%, 12/25/25                         03/31/99       39,137   0.01%
DLJ Mortgage Acceptance Corp. 1996-QA S (IO),
  3.01%, 01/25/26                               11/06/98      224,434   0.06%
DLJ Mortgage Acceptance Corp. 1996-Q5 SA (IO),
  2.69%, 06/25/26                               01/07/99       63,620   0.02%

(FRN): Floating rate note -- The rate disclosed is that in effect at September 30, 2000.
(IO): Interest only
(MTN): Medium term note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                       PRINCIPAL
                        AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS--78.81%
ASSET-BACKED          $   645,967   Centex Home Equity 2000-B A1,
SECURITIES--11.11%(3)               8.03%, 10/25/17                   $   646,125
                          317,248   Chase Funding Mortgage Loan
                                    1998-1 IIA2, 6.10%, 12/25/15          315,464
                          157,977   First Alliance Mortgage Loan
                                    Trust 1994-4 A1, 9.28%, 02/25/26      157,372
                          655,699   Green Tree Financial Corp.
                                    1995-4 A4, 6.75%, 06/15/25            655,342
                          235,501   Green Tree Home Improvement Loan
                                    Trust 1996-B A, 6.45%, 10/15/15       227,554
                          250,000   Green Tree Home Improvement Loan
                                    Trust 1998-B HEM2, 7.33%,
                                    11/15/29                              235,156
                        1,000,000   Magnus Funding Ltd. 1A B (FRN),
                                    8.29%, 06/15/11(4)                    867,100
                           10,756   Nationscredit Grantor Trust
                                    1997-1 A, 6.75%, 08/15/13              10,684
                            2,578   Navistar Financial Corp. Owner
                                    Trust 1996-B A3, 6.33%, 04/21/03        2,579
                          500,000   Newbury Funding CBO Ltd. 2000-1
                                    A3 (FRN), 9.43%, 02/15/30(4)          497,000
                          242,019   Structured Settlements Fund
                                    1999-A A, 7.25%, 12/20/25(4)          238,502
                                                                      -----------
                                                                        3,852,878
                                                                      -----------
CORPORATES--64.11%(2)
Banks--9.47%              200,000   Capital One Bank, 6.26%,
                                    05/07/01                              199,323
                          600,000   National Consumer Coop. Bank
                                    (FRN) (MTN), 7.51%, 10/26/01          600,158
                          900,000   Nordbanken (FRN) (MTN), 7.32%,
                                    10/29/49                              901,543
                          200,000   Providian National Bank, 6.25%,
                                    05/07/01                              199,287
                          200,000   Providian National Bank, 6.75%,
                                    03/15/02                              198,462
                          300,000   Republic New York Corp. (FRN),
                                    6.65%, 10/28/02                       297,093
                          400,000   Skandinaviska Enskilda (FRN),
                                    6.63%, 03/29/49                       394,840
                          500,000   Skandinaviska Enskilda (FRN)
                                    (MTN), 7.66%, 03/29/49                494,700
                                                                      -----------
                                                                        3,285,406
                                                                      -----------
Brokerage                  20,000   Donaldson, Lufkin, Jenrette,
Services--3.78%                     Inc.
                                    (FRN) (MTN), 7.04%, 10/29/07           19,704
                          500,000   Lehman Brothers Holdings (FRN),
                                    6.99%, 06/10/03                       496,000

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                       PRINCIPAL
                        AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
                      $   300,000   Lehman Brothers Holdings, PLC
                                    (FRN) (MTN), 7.06%, 07/30/04      $   297,703
                          500,000   Lehman Brothers Holdings (FRN)
                                    (MTN), 7.26%, 03/17/07                498,800
                                                                      -----------
                                                                        1,312,207
                                                                      -----------
Finance--12.03%           200,000   Finova Capital Corp., 6.38%,
                                    10/15/00                              197,985
                        1,000,000   Finova Capital Corp. (MTN),
                                    6.82%, 03/09/01                       992,300
                          200,000   Finova Capital Corp., 7.25%,
                                    04/01/01                              175,920
                          382,000   Finova Capital Corp., 6.63%,
                                    09/15/01                              330,749
                          300,000   Finova Capital Corp. (FRN)
                                    (MTN), 6.91%, 06/18/03                272,070
                          375,000   Gatx Leasing Corp. (MTN),
                                    10.00%, 03/21/01                      380,775
                        1,000,000   Golden State Holdings (FRN),
                                    7.71%, 08/01/03                       997,000
                          325,000   MBNA Corp. (FRN) (MTN), 7.33%,
                                    02/12/03                              323,472
                          500,000   Trizec Finance Ltd., 10.88%,
                                    10/15/05                              504,800
                                                                      -----------
                                                                        4,175,071
                                                                      -----------
Industrial--8.36%         300,000   Columbia/HCA Healthcare (MTN),
                                    6.88%, 07/15/01                       297,112
                          800,000   Columbia/HCA Healthcare Corp.,
                                    6.13%, 12/15/00                       788,760
                        1,200,000   CUC International Inc., 3.00%,
                                    02/15/02                            1,099,500
                          350,000   Shoppers Food Warehouse Corp.,
                                    9.75%, 06/15/04                       368,944
                          200,000   Softkey International, 5.50%,
                                    11/01/00                              198,460
                          150,000   Waste Management, Inc., 6.63%,
                                    07/15/02                              146,475
                                                                      -----------
                                                                        2,899,251
                                                                      -----------
Insurance--2.98%          300,000   Conseco, Inc., 6.40%, 06/15/01        271,500
                          500,000   Conseco, Inc., 8.50%, 10/15/02        397,500
                          520,000   Conseco, Inc., 8.75%, 02/09/04        366,600
                                                                      -----------
                                                                        1,035,600
                                                                      -----------
Real Estate               700,000   Colonial Realty L.P.,
Investment Trust                    7.50%, 07/15/01                       696,837
(REIT)--22.58%            500,000   Colonial Realty L.P. (MTN),
                                    7.93%, 08/09/02                       499,200
                        1,000,000   Developers Diversified Realty
                                    Corp. (MTN), 6.58%, 02/06/01          998,020

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                       PRINCIPAL
                        AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
                      $   350,000   Developers Diversified Realty
                                    Corp. (MTN), 7.38 09/18/01        $   349,641
                          415,000   EOP Operating L.P., 6.38%,
                                    02/15/02                              407,269
                          500,000   Health Care Properties, 7.05%,
                                    01/15/02                              488,187
                          455,000   Health Care Property Investors,
                                    6.00%, 11/08/00                       454,226
                          675,000   HRPT Properties Trust, 7.50%,
                                    10/01/03                              631,758
                          300,000   HRPT Properties Trust, 6.88%,
                                    10/01/03                              280,781
                          290,000   Liberty Property L.P. (MTN),
                                    6.60%, 06/05/02                       286,162
                          300,000   Rouse Co. (FRN) (MTN), 7.53%,
                                    05/29/01                              299,852
                          200,000   Rouse Co. (MTN), 8.09%, 05/16/05      203,225
                          100,000   Spieker Properties L.P. (MTN),
                                    7.58%, 12/17/01                       100,320
                          700,000   Summit Properties Partnership
                                    (MTN), 6.75%, 07/30/01                698,837
                          600,000   Summit Properties Partnership,
                                    6.80%, 08/15/02                       589,260
                          600,000   United Dominion Realty Trust,
                                    8.63%, 03/15/03                       604,920
                          250,000   United Dominion Realty Trust
                                    (MTN), 7.67%, 01/26/04                246,641
                                                                      -----------
                                                                        7,835,136
                                                                      -----------
Utilities--4.91%          150,000   Duquesne Light Co., 8.38%,
                                    05/15/24                              151,326
                        1,200,000   Enterprise Cap Trust II (FRN),
                                    7.88%, 06/30/28                     1,044,840
                          500,000   Reliant Energy, Inc., 9.38%,
                                    06/01/01                              506,369
                                                                      -----------
                                                                        1,702,535
                                                                      -----------
                                    TOTAL CORPORATES                   22,245,206
                                                                      -----------
MORTGAGE-BACKED--3.59(3)
Non-Agency             41,592,322   BA Mortgage Securities, Inc.
Mortgage-Backed                     1998-3 1X2 (IO), 0.05%,
--2.74%                             07/25/28(6)                            43,672
                          184,189   DLJ Mortgage Acceptance Corp.
                                    1992-Q4 A2, 8.19%, 07/25/22(6)        183,404
                        1,364,181   DLJ Mortgage Acceptance Corp.
                                    1994-QE2 S (IO), 4.08%,
                                    06/25/24(4,6)                          65,719
                          228,559   IMPAC Secured Assets CMN Owner
                                    Trust 1999-2 A9 (IO), 9.00,
                                    01/25/30(6)                            51,176
                          214,480   Lehman Structured Securities
                                    Corp. 1996-1 E2, 8.00%, 06/25/26      212,737

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                       PRINCIPAL
                        AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
                      $    39,419   Resolution Trust Corp. 1991-6
                                    B6, 8.73%, 03/25/21               $    39,256
                           29,000   Ryland Mortgage Securities Corp.
                                    III 1992-A, 1C, 8.26%, 03/29/30        28,891
                          237,232   Sasco Floating Rate Commercial
                                    Mortgage Trust 1998-C3A E (FRN),
                                    7.37%, 06/25/01(4)                    236,885
                          100,515   Summit Mortgage Trust 2000-1 B5,
                                    6.14%, 12/28/12(4)                     87,495
                                                                      -----------
                                                                          949,235
                                                                      -----------
U.S. Agency                23,196   Fannie Mae 1993-95 SB,
Mortgage-Backed                     15.05%, 06/25/08                       27,882
--0.85%                    45,454   Fannie Mae G-36 ZB, 7.00%,
                                    11/25/21                               44,923
                           70,714   Fannie Mac 1999-1 S, 10.25%,
                                    07/25/23                               76,447
                          128,791   Freddie Mac 1543 TH (IO), 2.94%,
                                    01/15/19                                  466
                            3,549   Freddie Mac 1584 S, 3.64%,
                                    09/15/23                                3,100
                          100,000   Freddie Mac 2051 E, 7.00%,
                                    09/15/27                               95,349
                           46,687   Freddie Mac Gold 2 L, 8.00%,
                                    11/25/22                               48,213
                                                                      -----------
                                                                          296,380
                                                                      -----------
                                    TOTAL MORTGAGE-BACKED               1,245,615
                                                                      -----------
                                    TOTAL BONDS
                                    (Cost $27,497,903)                 27,343,699
                                                                      -----------
                        SHARES
                      -----------
COMMON STOCK--1.38%
                            3,335   S&P 500 Depository Receipt            478,989
                                                                      -----------
                                    TOTAL COMMON STOCK
                                    (Cost $493,922)                       478,989
                                                                      -----------
                       PRINCIPAL
                        AMOUNT
                      -----------
SHORT TERM INVESTMENTS--17.69%
Commercial            $ 1,700,000   Coca-Cola Co., 6.59%(5),
Paper--12.36%                       10/11/00                            1,697,255
                        1,000,000   Ford Motor Credit Co., 6.63%(5),
                                    10/18/00                              997,111
                          500,000   General Electric Capital Corp.,
                                    6.59%(5), 10/05/00                    499,731
                        1,100,000   General Motors Acceptance Corp.,
                                    6.62%(5), 10/25/00                  1,095,439
                                                                      -----------
                                                                        4,289,536
                                                                      -----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

                       PRINCIPAL
                        AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (CONTINUED)
U.S. Treasury Bills   $ 1,868,000   U.S. Treasury Bill,
--5.33%                             5.98% to 6.10%(5), 11/30/00       $ 1,849,753
                                                                      -----------
                                    TOTAL SHORT TERM INVESTMENTS
                                    (Cost $6,139,429)                   6,139,289
                                                                      -----------
                                    TOTAL INVESTMENTS--97.88%
                                    (Cost $34,131,254)(1)              33,961,977
                                    CASH AND OTHER ASSETS,
                                    LESS LIABILITIES--2.12%               735,214
                                                                      -----------
                                    NET ASSETS--100.00%               $34,697,191
                                                                      ===========

                       FUTURES CONTRACTS: LONG POSITIONS

NUMBER OF                                                        UNREALIZED
CONTRACTS                                                       DEPRECIATION
---------                                                      --------------
    94        S&P Index, December 2000                          $(1,669,675)
     5        S&P Mini, December 2000                                (2,538)
                                                                -----------
                                                                $(1,672,213)
                                                                ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         SEPTEMBER 30, 2000 (UNAUDITED)

Notes:
(1) Cost for Federal income tax purposes is $34,421,094 and net unrealized depreciation consists of:

Gross unrealized appreciation    $ 194,504
Gross unrealized depreciation     (363,781)
                                 ---------
    Net unrealized depreciation  $(169,277)
                                 =========

(2) Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
(3) Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at September 30, 2000 was $1,992,701 representing 5.74% of total net assets.
(5) Represents annualized yield at date of purchase.
(6) Securities determined to be illiquid and procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

                                               DATE OF                 % OF
SECURITY                                       PURCHASE     VALUE      TNA
--------                                       --------    --------    ----
BA Mortgage Securities, Inc. 1998-3 1X2 (IO),
  0.05%, 07/25/28                              01/25/00    $ 43,672    0.13%
DLJ Mortgage Acceptance Corp. 1994-QE2 S
  (IO),
  4.08%, 06/25/24                              01/28/99      65,747    0.19%
IMPAC Secured Assets CMN Owner Trust 1999-2
  A9 (IO), 9.00%, 01/25/30                     01/07/00      51,176    0.15%
                                                           --------    ----
                                                           $160,595    0.47%
                                                           ========    ====

(FRN): Floating rate note -- The rate disclosed is that in effect at September 30, 2000.
(IO): Interest only
(MTN): Medium term note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2000 (UNAUDITED)

                                      TOTAL RETURN   LOW DURATION   ALPHATRAK 500
                                       BOND FUND      BOND FUND         FUND
                                      ------------   ------------   -------------
ASSETS:
  Investments, at value (Cost
    $726,529,582, $350,471,615 and
    $34,131,254, respectively) (Note
    2)                                $725,478,060   $346,599,800    $33,961,977
  Cash and cash equivalents (Note 2)             0              0         44,690
  Dividends and interest receivable     11,441,582      4,288,069        463,316
  Receivable for securities sold        23,014,641      1,503,229        832,194
  Receivable for capital stock sold      1,576,943      1,135,896        333,680
  Deferred unamortized
    organizational costs (Note 2)           11,171         11,345         10,534
  Variation Margin (Note 3)                      0              0        227,672
  Other assets                              10,587         13,771            969
                                      ------------   ------------    -----------
        Total assets                   761,532,984    353,552,110     35,875,032
                                      ------------   ------------    -----------
LIABILITIES:
  Due to Custodian (Note 2)                619,091        115,836              0
  Payable for securities purchased     106,324,430      4,500,281      1,092,338
  Payable for capital stock redeemed     1,186,682        113,767         30,006
  Variation margin (Note 3)                      0        100,603              0
  Due to Adviser (Note 5)                  166,312         65,231         32,534
  Accrued expenses                          94,374         72,173         22,963
  Accrued 12b-1 expense                     34,497         21,709              0
  Distributions payable                  5,289,912      2,423,155              0
                                      ------------   ------------    -----------
        Total liabilities              113,715,298      7,412,755      1,177,841
                                      ------------   ------------    -----------
        Net assets                    $647,817,686   $346,139,355    $34,697,191
                                      ============   ============    ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2000 (UNAUDITED)

                                      TOTAL RETURN   LOW DURATION   ALPHATRAK 500
                                       BOND FUND      BOND FUND         FUND
                                      ------------   ------------   -------------
CLASS M SHARES:
  Net assets (Applicable to
    20,613,505, 13,414,175 and
    3,106,096 shares of beneficial
    interest issued and outstanding,
    respectively, unlimited number
    of shares authorized with a
    $0.01 par value)                  $208,407,933   $133,333,583    $34,697,191
                                      ============   ============    ===========
NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER CLASS M
    SHARE                                   $10.11          $9.94         $11.17
                                            ======          =====         ======
CLASS I SHARES:*
  Net assets (Applicable to
    43,466,989, 21,503,607 and 0
    shares of beneficial interest
    issued and outstanding,
    respectively, unlimited number
    of shares authorized with a
    $0.01 par value)                  $439,409,753   $213,805,772            N/A
                                      ============   ============    ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS I SHARE        $10.11          $9.94            N/A
                                            ======          =====            ===
NET ASSETS CONSIST OF:
  Capital paid-in                     $648,736,500   $353,603,367    $35,459,945
  Accumulated undistributed net
    investment income                            0              0        638,131
  Accumulated undistributed net
    realized gain/(loss) on
    investments                            132,708     (2,424,959)       440,274
  Net unrealized depreciation on
    investments                         (1,051,522)    (4,039,053)    (1,841,159)
                                      ------------   ------------    -----------
                                      $647,817,686   $347,139,355    $34,697,191
                                      ============   ============    ===========

  * Class I shares commenced operations on March 31, 2000.

N/A -- Not Applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                            STATEMENTS OF OPERATIONS
              FOR THE PERIOD ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                       TOTAL RETURN   LOW DURATION   ALPHATRAK 500
                                        BOND FUND      BOND FUND         FUND
                                       ------------   ------------   -------------
INVESTMENT INCOME:
  Dividends                            $   140,281    $         0     $     2,013
  Interest                              22,657,308     15,315,663       1,188,610
                                       -----------    -----------     -----------
        Total investment income         22,797,589     15,315,663       1,190,623
                                       -----------    -----------     -----------
EXPENSES:
  Investment advisory fees (Note 5)        784,142        511,557          50,314
  12b-1 Expenses                           198,581        169,421               0
  Accounting services                       39,444         34,295          13,773
  Administration fees                      131,143        101,486           8,588
  Amortization of organizational
    expenses (Note 2)                        3,795          3,796           1,929
  Auditing and tax consulting fees          13,224         10,778             864
  Custodian fees                            21,846         36,903           9,144
  Insurance expenses                         5,817          7,623             521
  Legal fees                                12,220          9,917             798
  Miscellaneous expenses                       489            280              32
  Registration and filing fees              28,785         30,461          11,450
  Reports to shareholders                    8,375          6,827             549
  Transfer agent fees                       16,248         17,590          10,251
  Trustees' fees and expenses               12,449         10,169             815
                                       -----------    -----------     -----------
        Total operating expenses         1,276,558        951,103         109,028
  Expenses waived and reimbursed
    (Note 5)                               (92,199)      (116,320)        (31,454)
                                       -----------    -----------     -----------
        Net expenses                     1,184,359        834,783          77,574
                                       -----------    -----------     -----------
        Net investment income           21,613,230     14,480,880       1,113,049
                                       -----------    -----------     -----------
REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS AND FUTURES
  CONTRACTS:
  Net realized gain/(loss) on
    investments and futures contracts    1,766,148     (3,651,127)        532,897
  Net change in unrealized
    appreciation/ (depreciation) on
    investments                          3,244,429         93,820        (126,979)
  Net change in unrealized
    appreciation/ (depreciation) on
    futures contracts                      208,779      1,695,821      (2,807,499)
                                       -----------    -----------     -----------
  Net realized and unrealized
    gain/(loss) on investments and
    futures contracts                    5,219,356     (1,861,486)     (2,401,581)
                                       -----------    -----------     -----------
NET INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS                      $26,832,586    $12,619,394     $(1,288,532)
                                       ===========    ===========     ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                       TOTAL RETURN
                                                         BOND FUND
                                               -----------------------------
                                                SIX MONTHS
                                                   ENDED            YEAR
                                               SEPTEMBER 30,       ENDED
                                                   2000          MARCH 31,
                                                (UNAUDITED)         2000
                                               -------------    ------------
OPERATIONS:
  Net investment income                        $ 21,613,230     $ 12,407,821
  Net realized gain/(loss) on investments and
    futures contracts                             1,766,148       (1,380,470)
  Net change in unrealized
    appreciation/(depreciation) on
    investments                                   3,244,429       (4,064,158)
  Net change in unrealized
    appreciation/(depreciation) on futures
    contracts                                       208,779         (208,779)
                                               ------------     ------------
  Net increase in net assets resulting from
    operations                                   26,832,586        6,754,414
                                               ------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income:
    Class M                                      (8,847,822)     (12,407,821)
    Class I                                     (12,765,408)               0
  Realized gains on investments:
    Class M                                               0         (208,878)
    Class I                                               0                0
                                               ------------     ------------
  Net decrease in net assets resulting from
    distributions                               (21,613,230)     (12,616,699)
                                               ------------     ------------
CAPITAL SHARE TRANSACTIONS:
  Class M:
    Proceeds from sale of shares                102,744,333      188,704,317
    Shares issued in reinvestment of
      dividends and distributions                 6,235,721       11,676,678
    Cost of shares redeemed                    (136,751,092)     (74,333,936)
                                               ------------     ------------
      Total class M shares                      (27,771,038)     126,047,059
                                               ------------     ------------
  Class I:
    Proceeds from sale of shares                424,273,445       15,375,754
    Shares issued in reinvestment of
      dividends and distributions                 8,571,415                0
    Cost of shares redeemed                     (13,269,178)               0
                                               ------------     ------------
      Total class I shares                      419,575,682       15,375,754
                                               ------------     ------------
  Net increase in net assets resulting from
    capital share transactions                  391,804,644      141,422,813
                                               ------------     ------------
  Net increase in net assets                    397,024,000      135,560,528
  Net assets at beginning of period             250,793,686      115,233,158
                                               ------------     ------------
  Net assets at end of period (including
    undistributed net investment income of
    $0, and $0, respectively)                  $647,817,686     $250,793,686
                                               ============     ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        LOW DURATION
                                                         BOND FUND
                                               ------------------------------
                                                SIX MONTHS
                                                   ENDED            YEAR
                                               SEPTEMBER 30,        ENDED
                                                   2000           MARCH 31,
                                                (UNAUDITED)         2000
                                               -------------    -------------
OPERATIONS:
  Net investment income                        $ 14,480,880     $  21,472,390
  Net realized gain/(loss) on investments and
    futures contracts                            (3,651,127)        2,297,075
  Net change in unrealized
    appreciation/(depreciation) on
    investments                                      93,820        (4,009,742)
  Net change in unrealized
    appreciation/(depreciation) on futures
    contracts                                     1,695,821        (1,863,059)
                                               -------------    -------------
  Net increase in net assets resulting from
    operations                                   12,619,394        17,896,664
                                               -------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income:
    Class M                                      (7,383,478)      (21,472,390)
    Class I                                      (7,097,402)                0
  Realized gains on investments:
    Class M                                               0        (1,450,548)
    Class I                                               0                 0
                                               -------------    -------------
  Net decrease in net assets resulting from
    distributions                               (14,480,880)      (22,922,938)
                                               -------------    -------------
CAPITAL SHARE TRANSACTIONS:
  Class M:
    Proceeds from sale of shares                 58,445,747       370,849,753
    Shares issued in reinvestment of
      dividends and distributions                 5,802,561        22,013,940
    Cost of shares redeemed                    (258,043,602)     (294,756,105)
                                               -------------    -------------
      Total class M shares                     (193,795,294)       98,107,588
                                               -------------    -------------
  Class I:
    Proceeds from sale of shares                248,158,157        39,524,533
    Shares issued in reinvestment of
      dividends and distributions                 5,067,888                 0
    Cost of shares redeemed                     (78,372,942)                0
                                               -------------    -------------
      Total class I shares                      174,853,103        39,524,533
                                               -------------    -------------
  Net increase/(decrease) in net assets
    resulting from capital share transactions   (18,942,191)      137,632,121
                                               -------------    -------------
  Net increase/(decrease) in net assets         (20,803,677)      132,605,847
  Net assets at beginning of period             367,943,032       235,337,185
                                               -------------    -------------
  Net assets at end of period (including
    undistributed net investment income of
    $0, and $0, respectively)                  $347,139,355     $ 367,943,032
                                               =============    =============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        ALPHATRAK 500
                                                             FUND
                                                 ----------------------------
                                                  SIX MONTHS
                                                     ENDED           YEAR
                                                 SEPTEMBER 30,       ENDED
                                                     2000          MARCH 31,
                                                  (UNAUDITED)        2000
                                                 -------------    -----------
OPERATIONS:
  Net investment income                           $ 1,113,049     $   702,703
  Net realized gain on investments and futures
    contracts                                         532,897         362,951
  Net change in unrealized depreciation on
    investments                                      (126,979)        (78,743)
  Net change in unrealized
    appreciation/(depreciation) on futures
    contracts                                      (2,807,499)        950,484
                                                  -----------     -----------
  Net increase/(decrease) in net assets
    resulting from operations                      (1,288,532)      1,937,395
                                                  -----------     -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income                              (704,361)       (599,957)
  Realized gains on investments                             0        (819,471)
                                                  -----------     -----------
  Net decrease in net assets resulting from
    distributions                                    (704,361)     (1,419,428)
                                                  -----------     -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                     15,300,544      17,630,992
  Shares issued in reinvestment of dividends
    and distributions                                 704,175       1,419,042
  Cost of shares redeemed                          (6,245,554)       (741,007)
                                                  -----------     -----------
  Net increase in net assets resulting from
    capital share transactions                      9,759,165      18,309,027
                                                  -----------     -----------
  Net increase in net assets                        7,766,272      18,826,994
  Net assets at beginning of period                26,930,919       8,103,925
                                                  -----------     -----------
  Net assets at end of period (including
    undistributed net investment income of
    $638,131, and $229,444, respectively)         $34,697,191     $26,930,919
                                                  ===========     ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                        TOTAL RETURN
                                                          BOND FUND
                              -----------------------------------------------------------------
                                 CLASS M         CLASS I       CLASS M     CLASS M     CLASS M
                              -------------   -------------   ---------   ---------   ---------
                               SIX MONTHS      SIX MONTHS
                                  ENDED           ENDED         YEAR        YEAR        YEAR
                              SEPTEMBER 30,   SEPTEMBER 30,     ENDED       ENDED       ENDED
                                  2000#           2000#       MARCH 31,   MARCH 31,   MARCH 31,
                               (UNAUDITED)     (UNAUDITED)      2000        1999        1998
                              -------------   -------------   ---------   ---------   ---------
Net Asset Value, Beginning
 of Period                        $10.08          $10.08        $10.53      $10.49      $10.00
                                --------        --------        ------      ------      ------
Income from Investment
 Operations:
 Net investment income              0.47            0.48          0.78        0.71        0.73
 Net realized and unrealized
 gain/(loss) on investments
 and futures contracts              0.03            0.03         (0.44)       0.19        0.60
                                --------        --------        ------      ------      ------
 Total from Investment
 Operations                         0.50            0.51          0.34        0.90        1.33
                                --------        --------        ------      ------      ------
Less Distributions:
 Dividends from net
 investment income                 (0.47)          (0.48)        (0.78)      (0.71)      (0.73)
 Distributions from net
 capital gains on
 investments                        0.00            0.00         (0.01)      (0.15)      (0.11)
                                --------        --------        ------      ------      ------
 Total Distributions               (0.47)          (0.48)        (0.79)      (0.86)      (0.84)
                                --------        --------        ------      ------      ------
Net Asset Value, End of
 Period                           $10.11          $10.11        $10.08      $10.53      $10.49
                                --------        --------        ------      ------      ------
                                --------        --------        ------      ------      ------
Total Return                        5.12%(2)        5.23%(2)      3.39%       8.84%      13.71%

Ratios/Supplemental Data:
 Net Assets, end of period
 (in thousands)                 $208,408        $439,410      $250,794    $115,233     $24,983
 Ratio of Expenses to
 Average Net Assets
 Before expense
   reimbursement                    0.69%(1)        0.48%(1)      0.77%       0.97%       1.99%
 After expense reimbursement        0.65%(1)        0.44%(1)      0.65%       0.65%       0.65%
 Ratio of Net Income to
 Average Net Assets
 Before expense
   reimbursement                    9.48%(1)        9.69%(1)      7.56%       6.60%       6.05%
 After expense reimbursement        9.52%(1)        9.73%(1)      7.68%       6.92%       7.39%
 Portfolio Turnover Rate             108%(2)         108%(2)       128%        136%        235%

(1) Annualized
(2) Non-annualized
# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                        LOW DURATION
                                                         BOND FUND
                             ------------------------------------------------------------------
                                CLASS M         CLASS I        CLASS M     CLASS M     CLASS M
                             -------------   --------------   ---------   ---------   ---------
                              SIX MONTHS       SIX MONTHS
                                 ENDED           ENDED          YEAR        YEAR        YEAR
                             SEPTEMBER 30,   SEPTEMBER 30,      ENDED       ENDED       ENDED
                                 2000#           2000#        MARCH 31,   MARCH 31,   MARCH 31,
                              (UNAUDITED)     (UNAUDITED)       2000        1999        1998
                             -------------   --------------   ---------   ---------   ---------
Net Asset Value, Beginning
 of Period                        $9.99            $9.99        $10.15      $10.18      $10.00
                                -------          -------        ------      ------      ------
Income from Investment
 Operations:
 Net investment income             0.42             0.43          0.72        0.66        0.65
 Net realized and
 unrealized gain/(loss) on
 investments and futures
 contracts                        (0.05)           (0.05)        (0.11)      (0.02)       0.19
                                -------          -------        ------      ------      ------
 Total from Investment
  Operations                       0.37             0.38          0.61        0.64        0.84
                                -------          -------        ------      ------      ------
Less Distributions:
 Dividends from net
 investment income                (0.42)           (0.43)        (0.72)      (0.66)      (0.65)
 Distributions from net
 capital gains on
 investments                       0.00             0.00         (0.05)      (0.01)      (0.01)
                                -------          -------        ------      ------      ------
 Total Distributions              (0.42)           (0.43)        (0.77)      (0.67)      (0.66)
                                -------          -------        ------      ------      ------
Net Asset Value, End of
 Period                           $9.94            $9.94         $9.99      $10.15      $10.18
                                -------          -------        ------      ------      ------
                                -------          -------        ------      ------      ------
Total Return                       3.77%(2)         3.87%(2)      6.22%       6.54%       8.71%

Ratios/Supplemental Data:
 Net Assets, end of period
 (in thousands)                $133,333         $213,806      $367,943    $235,337    $135,313
 Ratio of Expenses to
 Average Net Assets
 Before expense
   reimbursement                   0.65%(1)         0.46%(1)      0.66%       0.70%       0.93%
 After expense
   reimbursement                   0.58%(1)         0.39%(1)      0.58%       0.58%       0.58%
 Ratio of Net Income to
 Average Net Assets
 Before expense
   reimbursement                   8.33%(1)         8.52%(1)      7.14%       6.49%       6.37%
 After expense
   reimbursement                   8.40%(1)         8.59%(1)      7.22%       6.61%       6.72%
 Portfolio Turnover Rate             37%(2)           37%(2)       126%         73%        102%

(1) Annualized
(2) Non-annualized
# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                        ALPHATRAK 500
                                                            FUND
                                            -------------------------------------
                                             SIX MONTHS
                                                ENDED         YEAR       PERIOD
                                            SEPTEMBER 30,     ENDED       ENDED
                                                2000        MARCH 31,   MARCH 31,
                                             (UNAUDITED)      2000        1999*
                                            -------------   ---------   ---------
Net Asset Value, Beginning of Period            $11.90        $11.40     $10.00
                                              --------        ------    -------
Income from Investment Operations:
  Net investment income                           0.42          0.63       0.44
  Net realized and unrealized gain/(loss)
    on investments and futures contracts         (0.83)         1.43       1.22
                                              --------        ------    -------
  Total from Investment Operations               (0.41)         2.06       1.66
                                              --------        ------    -------
Less Distributions:
  Dividends from net investment income           (0.32)        (0.70)     (0.26)
  Distributions from net capital gains on
    investments                                   0.00         (0.86)      0.00
                                              --------        ------    -------
  Total Distributions                            (0.32)        (1.56)     (0.26)
                                              --------        ------    -------
Net Asset Value, End of Period                  $11.17        $11.90     $11.40
                                              ========        ======    =======
Total Return                                     (3.47)%(2)    19.28%     17.28%(2)

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)     $34,697       $26,931     $8,104
  Ratio of Expenses to Average Net Assets
    Before expense reimbursement                  0.77%(1)      1.59%      3.39%(1)
    After expense reimbursement                   0.55%(1)      0.66%      0.72%(1)
  Ratio of Net Income to Average Net
    Assets
    Before expense reimbursement                  7.63%(1)      5.56%      4.14%(1)
    After expense reimbursement                   7.85%(1)      6.49%      6.81%(1)
  Portfolio Turnover Rate                           66%(2)       280%        74%(2)

* The AlphaTrak 500 Fund commenced operations on June 29, 1998.
(1) Annualized
(2) Non-annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2000
                                  (UNAUDITED)

1. SUMMARY OF ORGANIZATION

  The Metropolitan West Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended. The Trust currently consists of four separate diversified portfolios (each a "Fund" and collectively, the "Funds"): Metropolitan West Total Return Bond Fund (the "Total Return Bond Fund"), Metropolitan West Low Duration Bond Fund (the "Low Duration Bond Fund"), Metropolitan West AlphaTrak 500 Fund (the "AlphaTrak 500 Fund") and the Metropolitan West Short-Term Investment Fund (the "Short-Term Investment Fund"). The Total Return Bond Fund and Low Duration Bond Fund commenced investment operations on March 31, 1997. Effective March 31, 2000, the Low Duration Bond Fund and the Total Return Bond Fund offered two classes of shares: Class M (existing shares) and Class I shares. The AlphaTrak 500 Fund commenced investment operations on June 29, 1998. The Short-Term Investment Fund was not operational at September 30, 2000.

  The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The dollar-weighted average maturity will exceed its portfolio duration.

  The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. Capital appreciation is a secondary consideration of the Fund. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years. The dollar-weighted average maturity will exceed its portfolio duration.

  The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor's 500 Index ("S&P 500 Index"). The Fund invests in S&P 500 Index futures contracts backed by a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund's dollar-weighted average maturity will exceed its portfolio duration.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Funds:

  SECURITY VALUATION:
  Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange.

--------------------------------------------------------------------------------

  However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value) if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange which it is traded. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the first-in first-out method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

  PAYABLE TO CUSTODIAN:
  The amounts payable to custodian represent unsettled interest and paydown payments.

  ORGANIZATION COSTS:
  Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations.

  DISTRIBUTIONS TO SHAREHOLDERS:
  The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

  FEDERAL INCOME TAXATION:
  It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on

--------------------------------------------------------------------------------
  investments, to its shareholders. Therefore, no Federal income tax provision is required.

  CASH AND CASH EQUIVALENTS:
  The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

  USE OF ESTIMATES:
  In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. PORTFOLIO INVESTMENTS

  The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

  Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

  The Funds may also invest in Collateralized Mortgage Obligations (CMOs). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment

--------------------------------------------------------------------------------

  Conduit ("REMIC"). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

  The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). During the period ended September 30, 2000, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund's limit on illiquid securities.

  The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the advisor to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

  In addition to the securities listed above, the AlphaTrak 500 Fund may invest all of its assets in the following equity derivative instruments: S&P 500 Index

--------------------------------------------------------------------------------
  futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools or trusts that invest in such stocks.

4.SECURITIES TRANSACTIONS
  PURCHASES AND SALES:
  Investment transactions for the period ended September 30, 2000, excluding temporary short-term investments, were as follows:

                                         PURCHASES         SALES
                                        ------------    ------------
Total Return Bond Fund                  $926,977,279    $481,306,394
Low Duration Bond Fund                   130,469,515     115,932,851
AlphaTrak 500 Fund                        26,895,873      13,698,611

5.INVESTMENT ADVISORY SERVICES

  Under the Investment Advisory Agreement relating to the Funds, Metropolitan West Asset Management, LLC (the "Adviser"), a registered investment adviser, provides the Funds with investment management services. As compensation for these services, the Adviser charges the Total Return Bond Fund and the Low Duration Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.35% and 0.30%, respectively, of each Fund's average daily net assets. The Adviser charges the AlphaTrak 500 Fund a basic fee of 0.35% of the Fund's average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.35% of the Fund's average daily net assets), depending on whether, and to what extent, the investment performance of the AlphaTrak 500 Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index over the same period. Under this agreement, the basic fee was decreased by 0.13% resulting in $18,860 of total management fees, for the period ended September 30, 2000. Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Invest-

--------------------------------------------------------------------------------
  ment advisory fees and other transactions with affiliates, for the period ended September 30, 2000, were as follows:

                                   INVESTMENT               VOLUNTARY
                                    ADVISORY                 EXPENSE
                                    FEE RATE               LIMITATION
                              ---------------------   ---------------------
                                CLASS M     CLASS I     CLASS M     CLASS I
                              -----------   -------   -----------   -------
Total Return Bond Fund           0.35%      0.35%        0.65%      0.44 %
Low Duration Bond Fund           0.30       0.30         0.58       0.39
AlphaTrak 500 Fund            0.00 - 0.70    N/A      0.20 - 0.90    N/A

6.The Trust has begun to charge distribution fees pursuant to Rule 12b-1 under the 1940 Act with respect to the Class M shares of the Total Return Bond Fund and the Low Duration Bond Fund. Effective April 1, 2000, under the Plan, the Trust reimburses the Distributor, the Trust's distribution coordinator, at an annual rate equal to 0.21% (Total Return Bond Fund) and 0.19% (Low Duration Bond Fund) of the value of the average daily net assets attributable to the Class M shares of each Portfolio for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Class M shares. Rule 12b-1 fees currently are waived for the AlphaTrak 500 Fund.

7. CAPITAL SHARE TRANSACTIONS:

  Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

                                                               TOTAL RETURN BOND FUND
                                               ------------------------------------------------------
                                                        CLASS M                      CLASS I
                                               --------------------------   -------------------------
                                               PERIOD ENDED       YEAR      PERIOD ENDED      YEAR
                                               SEPTEMBER 30,     ENDED      SEPTEMBER 30,     ENDED
                                                   2000        MARCH 31,        2000        MARCH 31,
                                                (UNAUDITED)       2000       (UNAUDITED)      2000
                                               -------------   ----------   -------------   ---------
   Increase in Fund shares:
    Shares outstanding at beginning of period    23,348,746    10,941,629     1,525,372             0
    Shares sold                                  10,252,099    18,600,711    42,409,109     1,525,372
    Shares issued through reinvestment of
     dividends                                      626,495     1,150,223       859,366             0
    Shares redeemed                             (13,613,835)   (7,343,817)   (1,326,858)            0
                                                -----------    ----------    ----------     ---------
   Net increase (decrease) in Fund shares        (2,735,241)   12,407,117    41,941,617     1,525,372
                                                -----------    ----------    ----------     ---------
   Shares outstanding at end of period           20,613,505    23,348,746    43,466,989     1,525,372
                                                ===========    ==========    ==========     =========

--------------------------------------------------------------------------------

                                                              LOW DURATION BOND FUND
                                              -------------------------------------------------------
                                                        CLASS M                      CLASS I
                                              ---------------------------   -------------------------
                                              PERIOD ENDED       YEAR       PERIOD ENDED      YEAR
                                              SEPTEMBER 30,      ENDED      SEPTEMBER 30,     ENDED
                                                  2000         MARCH 31,        2000        MARCH 31,
                                               (UNAUDITED)       2000        (UNAUDITED)      2000
                                              -------------   -----------   -------------   ---------
   Increase in Fund shares:
    Shares outstanding at beginning of
     period                                     32,868,832     23,175,723     3,956,410             0
    Shares sold                                  5,880,113     36,878,034    24,918,681     3,956,410
    Shares issued through reinvestment of
     dividends                                     585,312      2,185,904       511,301             0
    Shares redeemed                            (25,920,082)   (29,370,829)   (7,882,785)            0
                                               -----------    -----------    ----------     ---------
   Net increase (decrease) in Fund shares      (19,454,657)     9,693,109    17,547,197     3,956,410
                                               -----------    -----------    ----------     ---------
   Shares outstanding at end of period          13,414,175     32,868,832    21,503,607     3,956,410
                                               ===========    ===========    ==========     =========

                                                                     ALPHATRAK 500 FUND
                                                                 --------------------------
                                                                 PERIOD ENDED       YEAR
                                                                 SEPTEMBER 30,     ENDED
                                                                     2000        MARCH 31,
                                                                  (UNAUDITED)       2000
                                                                 -------------   ----------
   Increase in Fund shares:
    Shares outstanding at beginning of period                      2,262,671       711,012
    Shares sold                                                    1,331,666     1,492,158
    Shares issued through reinvestment of dividends                   61,197       124,121
    Shares redeemed                                                 (549,438)      (64,620)
                                                                   ---------     ---------
   Net increase in Fund shares                                       843,425     1,551,659
                                                                   ---------     ---------
   Shares outstanding at end of period                             3,106,096     2,262,671
                                                                   =========     =========

8. SUBSEQUENT EVENT

  On or about December 31, 2000, the Trust's Distributor will change from Provident Distributors, Inc. to PFPC Distributors, Inc.

--------------------------------------------------------------------------------

                               BOARD OF TRUSTEES
                              Scott B. Dubchansky
                                Keith T. Holmes
                               Laird R. Landmann
                             Martin Luther King III
                                James M. Lippman
                              Daniel D. Villanueva

                                    OFFICERS
                              Scott B. Dubchansky
                      Chairman of the Board, President and
                          Principal Executive Officer

                                Arlana Williams
                   Principal Accounting and Financial Officer

                                 Lara Mulpagano
                            Secretary and Treasurer

                               James E. Menvielle
                              Assistant Treasurer

                 ADVISER:                                    AUDITORS:
  Metropolitan West Asset Management, LLC              Deloitte & Touche LLP
   11766 Wilshire Boulevard, Suite 1580          350 South Grand Avenue, Suite 200
           Los Angeles, CA 90025                       Los Angeles, CA 90071
                CUSTODIAN:                                 DISTRIBUTOR:
           The Bank of New York                    Provident Distributors, Inc.
           90 Washington Street                         3200 Horizon Drive
            New York, NY 10286                       King of Prussia, PA 19406
              TRANSFER AGENT:                             LEGAL COUNSEL:
                 PFPC Inc.                     Paul, Hastings, Janofsky & Walker LLP
              P.O. Box 61503                     345 California Street, 29th Floor
         King of Prussia, PA 19406                    San Francisco, CA 94104

                            [Metropolitan West Logo]
                      For Additional Information about the
                         Metropolitan West Funds call:
                               (310) 966-8900 or
                           (800) 241-4671 (toll-free)

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

                                  MET-SR-9/00